UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

July 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 49.1%
Industrial - 42.0%
Basic - 4.4%
AK Steel Corp.
7.625%, 5/15/20 (a)	U.S.$	3,564	$3,644,190
Aleris International, Inc.
7.625%, 2/15/18 (b)		6,500	6,597,500
Appleton Papers, Inc.
10.50%, 6/15/15 (b)		2,150	2,273,625
Arch Coal, Inc.
7.00%, 6/15/19 (b)		1,500	1,571,250
7.25%, 6/15/21 (b)		2,502	2,627,100
8.75%, 8/01/16		1,675	1,859,250
Arch Western Finance LLC
6.75%, 7/01/13		304	305,900
Boise Paper Holdings LLC/Boise Finance Co.
9.00%, 11/01/17		2,410	2,632,925
Calcipar SA
6.875%, 5/01/18 (b)		1,301	1,310,758
Celanese US Holdings LLC
6.625%, 10/15/18		644	695,520
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,255,375
7.125%, 5/01/20		1,100	1,289,750
Consol Energy, Inc.
8.00%, 4/01/17		2,000	2,205,000
8.25%, 4/01/20		3,000	3,337,500
Drummond Co., Inc.
7.375%, 2/15/16		2,450	2,523,500
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (b)		2,000	2,072,500
Georgia Gulf Corp.
10.75%, 10/15/16		1,500	1,605,000
Georgia-Pacific LLC
8.875%, 5/15/31		1,800	2,340,059
Graphic Packaging International, Inc.
7.875%, 10/01/18		2,000	2,170,000
9.50%, 6/15/17		480	531,600
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.761%, 11/15/14 (c)		1,390	1,299,650
Huntsman International LLC
8.625%, 3/15/21		3,900	4,343,625
Ineos Group Holdings Ltd.
8.50%, 2/15/16 (b)		9,341	9,364,352
James River Escrow, Inc.
7.875%, 4/01/19 (b)		600	604,500
JMC Steel Group
8.25%, 3/15/18 (b)		1,620	1,680,750
Kerling PLC
10.625%, 2/01/17 (b)	EUR	4,400	6,512,031
Kinove German Bondco GmbH
9.625%, 6/15/18 (b)	U.S.$	2,426	2,547,300
Lyondell Chemical Co.

	Principal Amount (000)		U.S. $ Value
8.00%, 11/01/17 (b)	U.S.$	566	$639,580
11.00%, 5/01/18		2,500	2,831,250
MacDermid, Inc.
9.50%, 4/15/17 (b)		3,315	3,489,037
Momentive Performance Materials, Inc.
11.50%, 12/01/16		1,300	1,384,500
Nalco Co.
6.625%, 1/15/19 (b)		1,350	1,515,375
NewMarket Corp.
7.125%, 12/15/16		1,074	1,116,960
NewPage Corp.
10.00%, 5/01/12		1,120	273,000
11.375%, 12/31/14 (a)		2,800	2,520,000
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	1,720	1,779,457
Nova Chemicals Corp.
8.625%, 11/01/19	U.S.$	2,383	2,698,747
Omnova Solutions, Inc.
7.875%, 11/01/18 (b)		5,538	5,385,705
Peabody Energy Corp.
7.875%, 11/01/26		50	56,625
Polymer Group, Inc.
7.75%, 2/01/19 (b)		7,300	7,564,625
Polypore International, Inc.
7.50%, 11/15/17		1,635	1,737,188
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (b)		2,500	2,600,000
Rhodia SA
4.355%, 10/15/13 (b)(c)	EUR	835	1,193,345
6.875%, 9/15/20 (b)	U.S.$	1,848	2,157,540
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (b)	EUR	3,440	5,041,795
Solutia, Inc.
7.875%, 3/15/20	U.S.$	2,115	2,305,350
Steel Dynamics, Inc.
6.75%, 4/01/15		675	696,094
7.625%, 3/15/20		2,500	2,681,250
7.75%, 4/15/16		1,910	2,019,825
TPC Group LLC
8.25%, 10/01/17 (b)		5,374	5,716,592
Tube City IMS Corp.
9.75%, 2/01/15		2,000	2,060,000
United States Steel Corp.
6.65%, 6/01/37		4,900	4,287,500
7.375%, 4/01/20 (a)		1,000	1,038,750
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19 (b)		2,250	2,086,875
Series B
11.375%, 8/01/16		2,804	2,607,720
Westvaco Corp.
8.20%, 1/15/30		2,940	3,296,613
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	3,556,418
8.50%, 1/15/25		1,000	1,239,034

			146,777,260

	Principal Amount (000)		U.S. $ Value
Capital Goods - 4.7%
Alion Science and Technology Corp.
12.00%, 11/01/14 (a)(d)	U.S.$	1,072	$1,093,543
Alliant Techsystems, Inc.
6.875%, 9/15/20		2,120	2,204,800
Ardagh Glass Finance PLC
8.75%, 2/01/20 (b)	EUR	2,144	3,019,099
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (b)	U.S.$	350	361,375
9.25%, 10/15/20 (b)	EUR	1,198	1,712,799
BE Aerospace, Inc.
6.875%, 10/01/20	U.S.$	2,480	2,666,000
Berry Plastics Corp.
9.75%, 1/15/21		5,000	4,975,000
10.25%, 3/01/16		302	298,225
Bombardier, Inc.
7.75%, 3/15/20 (b)		2,558	2,877,750
Building Materials Corp. of America
6.875%, 8/15/18 (b)		1,540	1,586,200
7.00%, 2/15/20 (b)		985	1,031,788
7.50%, 3/15/20 (b)		1,898	2,002,390
Case New Holland, Inc.
7.875%, 12/01/17 (b)		2,558	2,896,935
Clondalkin Industries BV
8.00%, 3/15/14 (b)	EUR	3,449	4,683,295
CNH America LLC
7.25%, 1/15/16	U.S.$	997	1,096,700
CPI International, Inc.
8.00%, 2/15/18 (b)		3,977	3,798,035
Crown European Holdings SA
7.125%, 8/15/18 (b)	EUR	1,295	1,911,957
Griffon Corp.
7.125%, 4/01/18 (b)	U.S.$	1,604	1,599,990
Grohe Holding GmbH
8.625%, 10/01/14 (b)	EUR	3,505	5,011,153
HeidelbergCement Finance BV
8.50%, 10/31/19		2,420	3,829,374
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (b)	U.S.$	1,511	1,556,330
7.125%, 3/15/21 (b)		1,493	1,541,523
KUKA AG
8.75%, 11/15/17 (b)	EUR	2,358	3,636,932
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	4,474	4,865,475
9.50%, 2/15/18		216	237,600
Masco Corp.
6.125%, 10/03/16		2,315	2,366,789
Nordenia Holdings AG
9.75%, 7/15/17	EUR	1,652	2,534,913
Nortek, Inc.
8.50%, 4/15/21 (b)	U.S.$	7,538	7,029,185
Obrascon Huarte Lain SA
7.375%, 4/28/15	EUR	2,550	3,627,454
OI European Group BV

	Principal Amount (000)		U.S. $ Value
6.75%, 9/15/20 (b)	EUR	1,500	$2,133,797
6.875%, 3/31/17 (b)		1,000	1,440,492
Plastipak Holdings, Inc.
8.50%, 12/15/15 (b)	U.S.$	3,733	3,886,986
Ply Gem Industries, Inc.
8.25%, 2/15/18 (b)		6,550	6,255,250
Pregis Corp.
6.605%, 4/15/13 (c)	EUR	3,000	4,149,049
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18	U.S.$	3,000	3,240,000
11.75%, 8/01/16 (a)		1,324	1,398,475
Rexam PLC
6.75%, 6/29/67	EUR	2,660	3,717,045
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19 (b)	U.S.$	712	692,420
7.875%, 8/15/19 (b)		4,653	4,705,346
8.75%, 5/15/18 (b)		4,050	3,888,000
9.00%, 4/15/19 (b)		2,638	2,624,810
9.875%, 8/15/19 (b)		4,304	4,330,900
RSC Equipment Rental Inc/RSC Holdings III LLC
8.25%, 2/01/21		4,500	4,646,250
10.25%, 11/15/19		2,000	2,235,000
Sequa Corp.
11.75%, 12/01/15 (b)		5,545	5,933,150
Sterling Merger, Inc.
11.00%, 10/01/19 (b)		5,184	5,404,320
Terex Corp.
8.00%, 11/15/17		2,356	2,400,175
Textron Financial Corp.
6.00%, 2/15/67 (b)		125	106,875
TransDigm, Inc.
7.75%, 12/15/18 (b)		4,800	5,112,000
United Rentals North America, Inc.
8.375%, 9/15/20		6,300	6,552,000
10.875%, 6/15/16		1,000	1,146,250
USG Corp.
6.30%, 11/15/16		1,911	1,643,460
Wienerberger AG
6.50%, 2/09/17	EUR	2,900	3,635,716

			157,330,375

Communications - Media - 4.4%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	5,115	5,255,662
Cablevision Systems Corp.
8.00%, 4/15/20		1,700	1,861,500
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16		2,000	2,360,000
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19		1,500	1,560,000
7.00%, 1/15/19 (b)		500	518,750
7.25%, 10/30/17		2,250	2,373,750

	Principal Amount (000)		U.S. $ Value
Cengage Learning Acquisitions, Inc.
10.50%, 1/15/15 (b)	U.S.$	5,385	$4,604,175
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17 (b)		4,615	4,909,206
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%, 4/30/ 12 (b)		1,275	1,326,000
Citadel Broadcasting Corp.
7.75%, 12/15/18 (b)		1,990	2,141,738
Clear Channel Communications, Inc.
5.75%, 1/15/13		2,388	2,268,600
9.00%, 3/01/21 (b)		2,916	2,755,620
10.75%, 8/01/16		3,104	2,747,040
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17		65	70,688
Series B
9.25%, 12/15/17		4,258	4,651,865
Crown Media Holdings, Inc.
10.50%, 7/15/19 (b)		3,405	3,490,125
CSC Holdings LLC
6.75%, 4/15/12		190	195,225
7.875%, 2/15/18 (a)		2,212	2,427,670
Cumulus Media, Inc.
7.75%, 5/01/19 (a)(b)		3,988	3,828,480
Dex One Corp.
12.00%, 1/29/17 (d)		4,048	1,761,036
DISH DBS Corp.
6.75%, 6/01/21 (b)		1,500	1,548,750
7.125%, 2/01/16		1,250	1,334,375
EH Holding Corp.
7.625%, 6/15/21 (b)		5,725	5,896,750
Houghton Mifflin Harcourt Publishing Co.
10.50%, 6/01/19 (b)		2,400	2,352,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (b)		2,125	2,148,906
11.25%, 6/15/16		2,472	2,632,680
Intelsat Luxembourg SA
11.25%, 2/04/17		3,200	3,424,000
11.50%, 2/04/17 (b)(d)		1,500	1,612,500
11.50%, 2/04/17 (d)		1,750	1,881,250
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG
7.50%, 3/15/19 (b)		1,029	1,059,870
7.50%, 3/15/19 (b)	EUR	1,263	1,851,101
Lamar Media Corp.
6.625%, 8/15/15	U.S.$	3,941	3,995,189
7.875%, 4/15/18		1,000	1,062,500
Liberty Media LLC
5.70%, 5/15/13		1,145	1,199,388
LIN Television Corp.
6.50%, 5/15/13		3,050	3,050,000
8.375%, 4/15/18		2,750	2,935,625

	Principal Amount (000)		U.S. $ Value
Local TV Finance LLC
9.25%, 6/15/15 (b)(d)	U.S.$	3,360	$3,351,600
McClatchy Co. (The)
11.50%, 2/15/17		3,600	3,807,000
New York Times Co. (The)
6.625%, 12/15/16		2,200	2,244,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, 4/15/17		2,021	2,127,103
Quebecor Media, Inc.
7.75%, 3/15/16		5,952	6,160,320
RR Donnelley & Sons Co.
4.95%, 4/01/14		2,400	2,484,000
7.25%, 5/15/18		3,401	3,503,030
Sinclair Television Group, Inc.
8.375%, 10/15/18		1,710	1,808,325
9.25%, 11/01/17 (b)		3,430	3,773,000
Sirius XM Radio, Inc.
8.75%, 4/01/15 (b)		3,500	3,902,500
Technicolor
5.75%, 12/31/49 (e)(f)	EUR	925	6,646
Telesat Canada/Telesat LLC
11.00%, 11/01/15	U.S.$	1,600	1,752,000
Univision Communications, Inc.
6.875%, 5/15/19 (b)		4,700	4,653,000
8.50%, 5/15/21 (b)		700	693,000
UPC Holding BV
8.375%, 8/15/20 (b)	EUR	3,000	4,289,146
UPCB Finance III Ltd.
6.625%, 7/01/20 (b)	U.S.$	2,615	2,621,537
UPCB Finance Ltd.
7.625%, 1/15/20 (b)	EUR	1,600	2,322,030
Valassis Communications, Inc.
6.625%, 2/01/21	U.S.$	1,325	1,325,000
Virgin Media Finance PLC
8.375%, 10/15/19		4,650	5,196,375
XM Satellite Radio, Inc.
7.625%, 11/01/18 (b)		1,345	1,425,700

			146,537,326

Communications - Telecommunications - 3.0%
Cincinnati Bell, Inc.
8.25%, 10/15/17		750	761,250
8.75%, 3/15/18		4,650	4,452,375
Cricket Communications, Inc.
7.75%, 10/15/20		5,500	5,458,750
10.00%, 7/15/15		1,500	1,620,000
Crown Castle International Corp.
7.125%, 11/01/19		2,500	2,665,625
Data & Audio Visual Enterprise
9.50%, 4/29/18	CAD	2,500	2,691,354
Digicel Group Ltd.
10.50%, 4/15/18 (b)	U.S.$	4,241	4,739,317
Digicel Ltd.
12.00%, 4/01/14 (a)(b)		660	762,300

	Principal Amount (000)		U.S. $ Value
eAccess Ltd.
8.25%, 4/01/18 (b)	U.S.$	3,648	$3,725,520
ERC Ireland Finance Ltd.
6.42%, 8/15/16 (a)(b)(c)	EUR	1,000	93,399
Fairpoint Communications, Inc./Old
Series 1
13.125%, 4/02/18 (e)	U.S.$	1,048	10,482
Frontier Communications Corp.
6.25%, 1/15/13		1,222	1,270,880
8.125%, 10/01/18		1,600	1,756,000
9.00%, 8/15/31		1,600	1,654,000
Level 3 Financing, Inc.
8.75%, 2/15/17		3,220	3,276,350
9.25%, 11/01/14		567	582,947
9.375%, 4/01/19 (b)		2,200	2,296,250
10.00%, 2/01/18		2,200	2,370,500
MetroPCS Wireless, Inc.
6.625%, 11/15/20		2,650	2,656,625
7.875%, 9/01/18		3,000	3,191,250
NII Capital Corp.
7.625%, 4/01/21		2,861	3,004,050
PAETEC Holding Corp.
9.50%, 7/15/15		1,250	1,303,125
9.875%, 12/01/18		2,675	2,868,937
Phones4u Finance PLC
9.50%, 4/01/18 (b)	GBP	4,000	5,794,318
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	8,000	7,600,000
Sunrise Communications Holdings SA
8.50%, 12/31/18 (b)	EUR	2,500	3,717,979
Telenet Finance Luxembourg SCA
6.375%, 11/15/20 (b)		2,500	3,439,579
tw telecom holdings, Inc
8.00%, 3/01/18	U.S.$	4,824	5,173,740
VimpelCom Holdings BV
7.504%, 3/01/22 (a)(b)		3,300	3,300,000
Wind Acquisition Finance SA
7.25%, 2/15/18 (b)		2,325	2,383,125
11.75%, 7/15/17 (b)		4,400	4,878,500
Windstream Corp.
7.50%, 4/01/23		1,750	1,778,438
7.75%, 10/15/20		1,800	1,908,000
7.75%, 10/01/21 (a)		2,780	2,946,800
8.125%, 8/01/13-9/01/18		3,652	3,939,613

			100,071,378

Consumer Cyclical - Automotive - 2.2%
Affinia Group, Inc.
9.00%, 11/30/14		4,100	4,161,500
Allison Transmission, Inc.
7.125%, 5/15/19 (b)		5,699	5,585,020
11.00%, 11/01/15 (b)		3,700	3,945,125
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (a)(b)		2,876	3,174,385

	Principal Amount (000)		U.S. $ Value
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)	U.S.$	2,500	$2,493,750
Cooper Tire & Rubber Co.
8.00%, 12/15/19		3,000	3,127,500
Cooper-Standard Automotive, Inc.
8.50%, 5/01/18		800	849,000
Dana Holding Corp.
6.50%, 2/15/19		675	683,438
6.75%, 2/15/21		638	648,368
Delphi Corp.
5.875%, 5/15/19 (b)		1,278	1,287,585
6.125%, 5/15/21 (b)		957	966,570
Exide Technologies
8.625%, 2/01/18 (b)		1,876	1,913,520
Ford Motor Co.
7.45%, 7/16/31 (a)		5,000	5,699,095
Ford Motor Credit Co. LLC
2.996%, 1/13/12 (c)		640	642,470
7.00%, 10/01/13		974	1,047,376
8.00%, 12/15/16		2,650	3,035,124
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (b)	EUR	2,100	2,987,315
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	700	686,000
8.25%, 8/15/20 (a)		1,619	1,776,853
8.75%, 8/15/20		2,679	3,000,480
Lear Corp.
7.875%, 3/15/18		1,500	1,618,125
8.125%, 3/15/20		2,000	2,190,000
Meritor, Inc.
8.125%, 9/15/15		4,525	4,694,687
Navistar International Corp.
8.25%, 11/01/21		4,880	5,307,000
Tenneco, Inc.
6.875%, 12/15/20		3,700	3,829,500
7.75%, 8/15/18		1,143	1,220,153
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.
10.625%, 9/01/17 (b)		2,540	2,730,500
UCI International, Inc.
8.625%, 2/15/19		2,685	2,752,125

			72,052,564

Consumer Cyclical - Entertainment - 0.7%
AMC Entertainment, Inc.
8.00%, 3/01/14		1,000	1,002,500
9.75%, 12/01/20 (b)		3,040	3,100,800
ClubCorp Club Operations, Inc.
Series WI
10.00%, 12/01/18		3,500	3,482,500
Greektown Holdings LLC
10.75%, 12/01/13 (e)(f)		715	0
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (b)		4,639	5,015,919
Pinnacle Entertainment, Inc.

	Principal Amount (000)		U.S. $ Value
7.50%, 6/15/15	U.S.$	4,050	$4,171,500
8.625%, 8/01/17		260	282,750
8.75%, 5/15/20		271	289,970
Regal Entertainment Group
9.125%, 8/15/18 (a)		5,805	6,124,275

			23,470,214

Consumer Cyclical - Other - 4.0%
Beazer Homes USA, Inc.
6.875%, 7/15/15		1,000	857,500
12.00%, 10/15/17		1,860	2,050,650
Boyd Gaming Corp.
6.75%, 4/15/14		925	921,531
9.125%, 12/01/18 (b)		2,700	2,784,375
Broder Brothers Co.
12.00%, 10/15/13 (b)(d)		331	334,029
Caesars Entertainment Operating Co., Inc
10.00%, 12/15/18		1,935	1,731,825
11.25%, 6/01/17		1,350	1,486,688
Chukchansi Economic Development Authority
8.00%, 11/15/13 (b)		2,075	1,685,938
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16 (b)		5,907	6,172,815
DR Horton, Inc.
6.50%, 4/15/16		1,000	1,045,000
GWR Operating Partnership LLP
10.875%, 4/01/17		3,500	3,806,250
Host Hotels & Resorts LP
6.875%, 11/01/14		481	493,626
9.00%, 5/15/17 (a)		1,000	1,121,250
Series Q
6.75%, 6/01/16		2,558	2,637,937
Isle of Capri Casinos, Inc.
7.00%, 3/01/14 (a)		3,570	3,570,000
7.75%, 3/15/19 (b)		2,950	3,009,000
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16		5,380	4,989,950
KB Home
5.875%, 1/15/15		1,995	1,890,262
7.25%, 6/15/18		1,000	895,000
9.10%, 9/15/17		2,300	2,288,500
Lennar Corp.
6.95%, 6/01/18		2,780	2,724,400
Series B
6.50%, 4/15/16		3,200	3,200,000
Levi Strauss & Co.
7.625%, 5/15/20		1,000	1,006,250
8.875%, 4/01/16		3,000	3,135,000
M/I Homes, Inc.
8.625%, 11/15/18		5,325	5,271,750
Marina District Finance Co., Inc.
9.50%, 10/15/15 (a)		1,200	1,254,000
9.875%, 8/15/18 (a)		5,220	5,337,450
Meritage Homes Corp.

	Principal Amount (000)		U.S. $ Value
6.25%, 3/15/15	U.S.$	1,350	$1,341,563
7.15%, 4/15/20		2,500	2,468,750
MGM Resorts International
6.625%, 7/15/15 (a)		2,000	1,925,000
7.625%, 1/15/17		4,965	4,871,906
NCL Corp. Ltd.
9.50%, 11/15/18 (b)		3,500	3,841,250
11.75%, 11/15/16		2,000	2,310,000
Penn National Gaming, Inc.
8.75%, 8/15/19		2,775	3,059,437
Pulte Group, Inc.
7.875%, 6/15/32		2,600	2,372,500
PVH Corp.
7.375%, 5/15/20		2,340	2,521,350
Quiksilver, Inc.
6.875%, 4/15/15		5,000	4,868,750
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16-3/15/18		3,850	4,135,875
7.50%, 10/15/27		1,000	1,010,000
Ryland Group, Inc.
6.625%, 5/01/20		4,500	4,286,250
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (b)		390	375,917
7.75%, 10/01/17 (b)		2,835	2,920,050
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (b)		3,886	3,876,285
Sheraton Holding Corp.
7.375%, 11/15/15		2,035	2,319,900
Standard Pacific Corp.
8.375%, 5/15/18		3,250	3,274,375
10.75%, 9/15/16		1,667	1,900,380
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12		2,500	2,612,500
Station Casinos, Inc.
6.625%, 3/15/18 (e)		1,755	176
6.875%, 3/01/16 (e)		1,500	150
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
8.625%, 4/15/16 (b)		2,016	2,096,640
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,900	1,976,707
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (e)(f)		750	0
WCI Communities, Inc.
6.625%, 3/15/15 (e)(f)(g)		750	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		5,400	5,967,000

			132,033,687

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.5%
Burger King Corp.
9.875%, 10/15/18 (a)	U.S.$	4,666	$5,097,605
CKE Restaurants, Inc.
11.375%, 7/15/18		3,966	4,372,515
Dunkin’ Brands, Inc.
9.625%, 12/01/18 (b)		1,822	1,837,924
Landry’s Restaurants, Inc.
11.625%, 12/01/15		3,580	3,911,150
11.625%, 12/01/15 (b)		825	901,313

			16,120,507

Consumer Cyclical - Retailers - 1.4%
Asbury Automotive Group, Inc.
8.375%, 11/15/20 (b)		1,555	1,589,987
AutoNation, Inc.
6.75%, 4/15/18		349	375,175
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14		5,130	5,117,175
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19 (b)		601	602,502
GameStop Corp./GameStop, Inc.
8.00%, 10/01/12		1,342	1,362,130
Gymboree Corp.
9.125%, 12/01/18 (a)		4,800	4,632,000
Hines Nurseries, Inc.
10.25%, 10/01/11 (e)(f)(g)		1,000	0
JC Penney Corp., Inc.
7.40%, 4/01/37		4,100	3,977,000
Limited Brands, Inc.
5.25%, 11/01/14		3,194	3,361,685
6.625%, 4/01/21		1,000	1,035,000
6.90%, 7/15/17		3,710	4,006,800
Michaels Stores, Inc.
7.75%, 11/01/18 (b)		3,100	3,100,000
11.375%, 11/01/16		1,000	1,068,750
Neiman Marcus Group, Inc. (The)
10.375%, 10/15/15		500	523,750
Penske Automotive Group, Inc.
7.75%, 12/15/16		1,250	1,306,250
QVC, Inc.
7.50%, 10/01/19 (b)		2,400	2,646,000
Rite Aid Corp.
6.875%, 8/15/13		470	462,363
8.00%, 8/15/20 (a)		2,300	2,547,250
9.50%, 6/15/17 (a)		1,500	1,387,500
10.25%, 10/15/19 (a)		2,000	2,220,000
Sally Holdings LLC/Sally Capital, Inc.
9.25%, 11/15/14		1,200	1,251,000
Toys R US, Inc.
7.375%, 10/15/18		4,900	4,704,000
YCC Holdings LLC/Yankee Finance, Inc.
10.25%, 2/15/16 (b)(d)		625	631,250

			47,907,567

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 5.9%
ACCO Brands Corp.
7.625%, 8/15/15	U.S.$	3,550	$3,585,500
10.625%, 3/15/15		1,587	1,771,489
Alere, Inc.
8.625%, 10/01/18		6,195	6,380,850
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (b)		3,765	4,028,550
ARAMARK Corp.
8.50%, 2/01/15		5,942	6,179,680
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18 (b)		3,750	3,937,500
Bakkavor Finance 2 PLC
8.25%, 2/15/18 (b)	GBP	2,500	3,406,009
Bausch & Lomb, Inc.
9.875%, 11/01/15	U.S.$	4,855	5,134,162
Biomet, Inc.
11.625%, 10/15/17		5,550	6,111,937
BioScrip, Inc.
10.25%, 10/01/15		4,005	4,185,225
Boparan Holdings Ltd.
9.875%, 4/30/18 (b)	GBP	3,500	5,256,743
Capsugel FinanceCo SCA
9.875%, 8/01/19 (b)	EUR	4,550	6,684,998
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	2,900	4,807,353
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (d)	U.S.$	4,534	4,624,374
CDRT Merger Sub, Inc.
8.125%, 6/01/19 (b)		6,342	6,342,000
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		5,495	5,680,456
ConvaTec Healthcare E SA
10.50%, 12/15/18 (b)		2,961	3,049,830
Cott Beverages, Inc.
8.125%, 9/01/18		1,390	1,471,663
8.375%, 11/15/17		1,400	1,484,000
Del Monte Foods Co.
7.625%, 2/15/19 (b)		1,300	1,337,375
DJO Finance LLC/DJO Finance Corp.
7.75%, 4/15/18 (b)		720	732,600
10.875%, 11/15/14		3,030	3,245,887
Dole Food Co., Inc.
8.00%, 10/01/16 (b)		4,350	4,605,562
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		3,050	3,246,250
Elizabeth Arden, Inc.
7.375%, 3/15/21		4,400	4,576,000
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19 (b)		1,160	1,215,100
7.25%, 1/15/22 (b)		1,555	1,632,750
Gentiva Health Services, Inc.
11.50%, 9/01/18		1,560	1,614,600

	Principal Amount (000)		U.S. $ Value
Giant Funding Corp.
8.25%, 2/01/18 (b)	U.S.$	3,575	$3,762,687
HCA Holdings, Inc.
7.75%, 5/15/21 (a)(b)		3,500	3,561,250
HCA, Inc.
6.375%, 1/15/15		3,017	3,077,340
6.50%, 2/15/16-2/15/20		2,132	2,169,845
9.625%, 11/15/16 (d)		2,259	2,417,130
Healthsouth Corp.
7.75%, 9/15/22		435	463,275
8.125%, 2/15/20		1,455	1,575,038
Jarden Corp.
7.50%, 1/15/20		3,750	3,937,500
Kindred Escrow Corp.
8.25%, 6/01/19 (b)		3,980	3,900,400
LifePoint Hospitals, Inc.
6.625%, 10/01/20		2,150	2,195,688
Mylan Inc.
7.625%, 7/15/17 (b)		330	362,175
7.875%, 7/15/20 (b)		335	371,013
NBTY, Inc.
9.00%, 10/01/18		2,000	2,137,500
New Albertsons, Inc.
7.45%, 8/01/29		4,110	3,411,300
8.00%, 5/01/31		2,600	2,242,500
Picard Bondco SA
9.00%, 10/01/18 (b)	EUR	2,300	3,428,803
Pilgrim’s Pride Corp.
7.875%, 12/15/18 (a)(b)	U.S.$	6,250	5,562,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/01/17		2,500	2,634,375
10.625%, 4/01/17 (a)		3,000	3,225,000
R&R Ice Cream PLC
8.375%, 11/15/17 (b)	EUR	3,450	4,783,799
Select Medical Corp.
7.625%, 2/01/15	U.S.$	2,554	2,496,535
Select Medical Holdings Corp.
6.211%, 9/15/15 (c)		2,900	2,773,125
Smithfield Foods, Inc.
7.75%, 7/01/17		5,250	5,551,875
Stater Bros Holdings, Inc.
7.375%, 11/15/18 (b)		2,275	2,363,156
STHI Holding Corp.
8.00%, 3/15/18 (b)		930	953,250
SUPERVALU, Inc.
8.00%, 5/01/16 (a)		2,500	2,593,750
Tenet Healthcare Corp.
6.875%, 11/15/31		4,000	3,320,000
9.25%, 2/01/15		2,000	2,185,000
Tops Holding Corp./Tops Markets LLC
10.125%, 10/15/15		2,555	2,724,269
Universal Hospital Services, Inc.
3.778%, 6/01/15 (c)		500	472,500

	Principal Amount (000)		U.S. $ Value
Vanguard Health Holding Co. II
LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18	U.S.$	4,060	$4,161,500
Vanguard Health Systems, Inc.
Zero Coupon, 2/01/16		133	88,445
Visant Corp.
10.00%, 10/01/17		2,798	2,892,432
Voyager Learning Exchange
8.375%, 12/01/14 (e)(f)(g)		1,283	0
Warner Chilcott Co./Warner Chilcott Finance LLC
7.75%, 9/15/18 (b)		3,500	3,535,000

			197,658,398

Energy - 4.3%
Antero Resources Finance Corp.
7.25%, 8/01/19 (b)		1,680	1,705,200
9.375%, 12/01/17		4,838	5,297,610
ATP Oil & Gas Corp./United States
11.875%, 5/01/15		5,200	5,304,000
Basic Energy Services, Inc.
7.75%, 2/15/19 (b)		2,960	3,034,000
Bluewater Holding BV
3.25%, 7/17/14 (b)(c)		4,400	3,542,000
Calfrac Holdings LP
7.50%, 12/01/20 (b)		1,364	1,404,920
Chaparral Energy, Inc.
8.875%, 2/01/17		5,505	5,670,150
Chesapeake Energy Corp.
6.625%, 8/15/20		1,746	1,885,680
6.875%, 11/15/20		1,910	2,072,350
Cie Generale de Geophysique-Veritas
6.50%, 6/01/21 (b)		1,600	1,580,000
9.50%, 5/15/16		2,307	2,526,165
Complete Production Services, Inc.
8.00%, 12/15/16		4,660	4,893,000
Continental Resources, Inc./OK
7.125%, 4/01/21		1,567	1,676,690
Denbury Resources, Inc.
6.375%, 8/15/21		3,001	3,091,030
8.25%, 2/15/20		1,536	1,697,280
Edgen Murray Corp.
12.25%, 1/15/15		935	949,025
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	3,530,625
9.25%, 12/15/17		3,600	3,879,000
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (b)		2,547	2,553,367
Forest Oil Corp.
7.25%, 6/15/19		5,240	5,449,600
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (b)		2,900	3,045,000
Hercules Offshore, Inc.
10.50%, 10/15/17 (b)		1,379	1,441,055
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (b)		3,509	3,623,042

	Principal Amount (000)		U.S. $ Value
8.00%, 2/15/20 (b)	U.S.$	1,000	$1,080,000
Key Energy Services, Inc.
6.75%, 3/01/21		2,666	2,752,645
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20		4,190	4,640,425
McJunkin Red Man Corp.
9.50%, 12/15/16 (b)		6,250	6,500,000
Newfield Exploration Co.
6.625%, 9/01/14-4/15/16		1,475	1,513,375
Offshore Group Investments Ltd.
11.50%, 8/01/15		4,250	4,706,875
11.50%, 8/01/15 (b)		875	969,063
Oil States International, Inc.
6.50%, 6/01/19 (b)		3,394	3,461,880
OPTI Canada, Inc.
8.25%, 12/15/14 (e)		2,505	1,618,856
9.75%, 8/15/13 (b)		2,000	2,057,500
Parker Drilling Co.
9.125%, 4/01/18		1,389	1,479,285
Perpetual Energy, Inc.
8.75%, 3/15/18 (b)	CAD	4,250	4,528,563
Petrohawk Energy Corp.
7.25%, 8/15/18	U.S.$	6,400	7,440,000
PHI, Inc.
8.625%, 10/15/18		2,910	2,982,750
Pioneer Drilling Co.
9.875%, 3/15/18		2,000	2,145,000
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	533,891
Plains Exploration & Production Co.
6.625%, 5/01/21		1,000	1,045,000
7.00%, 3/15/17		509	531,905
7.625%, 4/01/20		1,000	1,082,500
7.75%, 6/15/15		541	561,288
8.625%, 10/15/19		2,300	2,558,750
Precision Drilling Corp.
6.50%, 12/15/21 (b)		1,870	1,907,400
QEP Resources, Inc.
6.875%, 3/01/21		1,453	1,576,505
SandRidge Energy, Inc.
7.50%, 3/15/21 (b)		933	979,650
8.75%, 1/15/20		3,673	4,031,117
SESI LLC
6.375%, 5/01/19 (b)		771	776,783
Tesoro Corp.
6.25%, 11/01/12		2,070	2,173,500
6.50%, 6/01/17		409	419,225
9.75%, 6/01/19		3,518	3,992,930
W&T Offshore, Inc.
8.50%, 6/15/19 (b)		3,500	3,635,625

			143,533,075

Other Industrial - 1.1%
Briggs & Stratton Corp.
6.875%, 12/15/20		737	781,220

	Principal Amount (000)		U.S. $ Value
Brightstar Corp.
9.50%, 12/01/16 (b)	U.S.$	4,301	$4,602,070
Education Management LLC/Education Management Finance Corp.
8.75%, 6/01/14		1,025	1,046,781
Exova Ltd.
10.50%, 10/15/18 (b)	GBP	2,000	3,315,729
Interline Brands, Inc.
7.00%, 11/15/18	U.S.$	4,065	4,156,462
Lecta SA
5.42%, 2/15/14 (b)(c)	EUR	1,903	2,597,700
Liberty Tire Recycling
11.00%, 10/01/16 (b)	U.S.$	4,400	4,708,000
Mueller Water Products, Inc.
7.375%, 6/01/17		1,700	1,623,500
8.75%, 9/01/20		900	981,000
Neenah Foundry Co.
15.00%, 7/29/15 (d)(f)		282	276,465
New Enterprise Stone & Lime Co.
11.00%, 9/01/18 (b)		5,850	5,425,875
Pipe Holdings PLC
9.50%, 11/01/15 (b)	GBP	2,745	4,516,615
Wendel SA
4.375%, 8/09/17	EUR	1,750	2,215,969

			36,247,386

Services - 1.2%
Goodman Networks, Inc.
12.125%, 7/01/18 (b)	U.S.$	3,000	3,030,000
ISS Holdings A/S
8.875%, 5/15/16 (b)	EUR	2,000	2,931,276
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (b)	U.S.$	2,370	2,411,475
Lottomatica SpA
8.25%, 3/31/66 (b)	EUR	3,585	5,074,017
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	2,320	2,418,600
Realogy Corp.
Class A
11.00%, 4/15/18 (b)		2,732	2,868,600
Series C
11.00%, 4/15/18 (a)(b)		1,450	1,522,500
Service Corp. International/US
6.75%, 4/01/15-4/01/16		4,400	4,740,750
7.50%, 4/01/27		1,575	1,527,750
ServiceMaster Co. (The)
10.75%, 7/15/15 (b)(d)		4,325	4,551,953
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.75%, 8/01/16		2,110	2,299,900
West Corp.
7.875%, 1/15/19 (b)		1,250	1,246,875
8.625%, 10/01/18 (b)		1,535	1,592,563

	Principal Amount (000)		U.S. $ Value
11.00%, 10/15/16	U.S.$	2,100	$2,228,625

			38,444,884

Technology - 2.9%
Advanced Micro Devices, Inc.
7.75%, 8/01/20		973	1,024,083
8.125%, 12/15/17		2,180	2,316,250
Amkor Technology, Inc.
6.625%, 6/01/21 (b)		3,000	2,955,000
Aspect Software, Inc.
10.625%, 5/15/17		4,211	4,505,770
Buccaneer Merger Sub, Inc.
9.125%, 1/15/19 (b)		1,598	1,671,908
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18 (b)		3,282	3,462,510
8.50%, 4/01/19 (b)		7,125	7,053,750
11.50%, 10/12/15 (d)		362	382,592
Ceridian Corp.
11.25%, 11/15/15		4,650	4,719,750
CommScope, Inc.
8.25%, 1/15/19 (b)		6,500	6,760,000
CoreLogic, Inc./United States
7.25%, 6/01/21 (b)		4,240	4,123,400
DCP LLC/DCP Corp.
10.75%, 8/15/15 (b)		2,385	2,128,613
Eagle Parent, Inc.
8.625%, 5/01/19 (b)		5,997	5,757,120
Eastman Kodak Co.
7.25%, 11/15/13		315	256,725
First Data Corp.
7.375%, 6/15/19 (b)		3,320	3,353,200
11.25%, 3/31/16 (a)		3,950	3,890,750
Freescale Semiconductor, Inc.
8.875%, 12/15/14		2,233	2,327,902
9.25%, 4/15/18 (b)		1,726	1,881,340
10.125%, 12/15/16		2,429	2,605,102
Interactive Data Corp.
10.25%, 8/01/18		4,700	5,240,500
Iron Mountain, Inc.
6.625%, 1/01/16		1,393	1,393,000
8.375%, 8/15/21		3,000	3,210,000
8.75%, 7/15/18		1,000	1,042,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18		2,800	3,101,000
NXP BV/NXP Funding LLC
2.999%, 10/15/13 (a)(c)		539	538,663
9.50%, 10/15/15		700	738,500
Sanmina-SCI Corp.
7.00%, 5/15/19 (b)		1,550	1,507,375
8.125%, 3/01/16 (a)		4,059	4,236,581
Seagate HDD Cayman
6.875%, 5/01/20 (b)		2,951	2,958,377

	Principal Amount (000)		U.S. $ Value
Sensata Technologies BV
6.50%, 5/15/19 (b)	U.S.$	5,000	$5,050,000
Serena Software, Inc.
10.375%, 3/15/16		419	438,379
SunGard Data Systems, Inc.
7.625%, 11/15/20		4,000	4,070,000
10.25%, 8/15/15		974	1,010,525

			95,711,165

Transportation - Airlines - 0.3%
Air Canada
12.00%, 2/01/16 (b)		2,850	2,921,250
American Airlines, Inc.
10.50%, 10/15/12		1,909	2,004,450
AMR Corp.
9.00%, 8/01/12		849	869,118
Continental Airlines 2003-ERJ1 Pass Through Trust
Series RJ03
7.875%, 7/02/18		627	622,066
Continental Airlines, Inc.
8.75%, 12/01/11		703	712,666
Delta Air Lines, Inc.
9.50%, 9/15/14 (b)		1,164	1,238,205
Northwest Airlines 2000-1 Class G Pass Through Trust
7.15%, 10/01/19		1,074	1,068,293
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		2,162	2,167,375

			11,603,423

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17 (b)		813	853,650

Transportation - Services - 1.0%
America West Airlines 1999-1 Pass Through Trust
Series 991G
7.93%, 1/02/19		1,889	1,917,811
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.625%, 5/15/14		267	272,340
7.75%, 5/15/16		5,088	5,215,200
EC Finance PLC
9.75%, 8/01/17 (b)	EUR	148	219,573
Hapag-Lloyd AG
9.75%, 10/15/17 (b)	U.S.$	2,250	2,070,000
Hertz Corp. (The)
6.75%, 4/15/19 (b)		3,288	3,288,000
7.375%, 1/15/21 (a)(b)		2,950	3,016,375
7.50%, 10/15/18 (b)		1,900	1,961,750
8.875%, 1/01/14		307	315,059
Oshkosh Corp.
8.50%, 3/01/20		3,500	3,806,250

	Principal Amount (000)		U.S. $ Value
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (a)	U.S.$	2,250	$2,103,750
Stena AB
5.875%, 2/01/19 (b)	EUR	2,000	2,299,040
7.875%, 3/15/20 (b)		1,000	1,250,103
Swift Services Holdings, Inc.
10.00%, 11/15/18	U.S.$	1,920	2,066,400
Western Express, Inc.
12.50%, 4/15/15 (a)(b)		2,000	1,880,000

			31,681,651

			1,398,034,510

Financial Institutions - 4.3%
Banking - 1.4%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	5,396	6,047,740
Bank of America Corp.
8.00%, 1/30/18	U.S.$	1,585	1,632,407
8.125%, 5/15/18		3,130	3,223,618
Deutsche Bank AG/London
5.50%, 9/02/15 (b)	UAH	25,200	2,885,357
Dresdner Funding Trust I
8.151%, 6/30/31 (b)	U.S.$	2,000	1,810,000
HBOS Capital Funding LP
6.071%, 6/30/14 (b)		1,840	1,518,000
HT1 Funding GmbH
6.352%, 6/30/17	EUR	2,700	2,892,264
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)	U.S.$	7,550	6,946,000
Regions Bank/Birmingham AL
6.45%, 6/26/37		2,800	2,436,000
Regions Financing Trust II
6.625%, 5/15/47		1,500	1,327,500
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (b)		6,300	6,472,034
SNS Bank NV
11.25%, 12/31/49 (b)	EUR	1,001	1,424,067
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (b)		5,000	6,861,988
UT2 Funding PLC
5.321%, 6/30/16		1,293	1,699,989

			47,176,964

Brokerage - 0.3%
E*Trade Financial Corp.
6.75%, 6/01/16	U.S.$	5,335	5,628,425
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (e)		1,600	438,000
Series G
4.80%, 3/13/14 (e)		1,800	479,250
Nuveen Investments, Inc.
10.50%, 11/15/15		3,845	4,008,412

			10,554,087

	Principal Amount (000)		U.S. $ Value
Finance - 1.0%
AGFC Capital Trust I
6.00%, 1/15/67 (b)	U.S.$	4,000	$2,680,000
Ally Financial, Inc.
6.875%, 9/15/11		1,090	1,096,540
8.00%, 11/01/31		2,404	2,575,285
Series 8
6.75%, 12/01/14		2,590	2,719,500
CIT Group, Inc.
7.00%, 5/01/15-5/01/17		2	1,734
7.00%, 5/04/15-5/02/17 (b)		5,463	5,476,658
ILFC E-Capital Trust II
6.25%, 12/21/65 (b)		1,500	1,282,500
International Lease Finance Corp.
6.375%, 3/25/13		1,750	1,815,625
iStar Financial, Inc.
5.65%, 9/15/11		1,605	1,605,000
Series B
5.70%, 3/01/14		4,800	4,476,000
Provident Funding Associates LP/PFG Finance Corp.
10.125%, 2/15/19 (b)		1,703	1,737,060
Residential Capital LLC
9.625%, 5/15/15		6,082	5,990,770
Springleaf Finance Corp.
6.90%, 12/15/17		2,000	1,872,500

			33,329,172

Insurance - 0.9%
Genworth Financial, Inc.
6.15%, 11/15/66		2,535	1,660,425
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		5,931	6,316,515
ING Capital Funding Trust III
Series 9
3.846%, 9/30/11 (c)		2,000	1,870,690
ING Groep NV
5.775%, 12/08/15		3,840	3,475,200
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		5,142	5,193,420
MBIA Insurance Corp.
14.00%, 1/15/33 (b)		4,920	2,976,600
XL Group PLC Series E
6.50%, 4/15/17		7,000	6,536,250

			28,029,100

Other Finance - 0.6%
FTI Consulting, Inc.
6.75%, 10/01/20		3,150	3,213,000
Harbinger Group, Inc.
10.625%, 11/15/15		2,370	2,429,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		4,050	4,181,625

	Principal Amount (000)		U.S. $ Value
iPayment Holdings, Inc.
15.00%, 11/15/18 (b)(d)	U.S.$	2,952	$3,070,080
iPayment, Inc.
10.25%, 5/15/18 (b)		5,082	5,132,820
Renaissance Capital LLC Via Renaissance Consumer Funding Ltd.
13.00%, 4/01/13 (b)		1,000	1,053,750

			19,080,525

REITS - 0.1%
Developers Diversified Realty Corp.
7.875%, 9/01/20		3,100	3,668,410

			141,838,258

Utility - 2.7%
Electric - 1.7%
AES Corp. (The)
7.375%, 7/01/21 (b)		1,050	1,086,750
7.75%, 3/01/14		1,196	1,294,670
8.00%, 10/15/17		2,860	3,088,800
Calpine Corp.
7.25%, 10/15/17 (b)		3,300	3,382,500
7.875%, 7/31/20-1/15/23 (b)		5,500	5,790,000
Dynegy Holdings, Inc.
8.375%, 5/01/16		4,141	2,960,815
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16 (a)		1,569	1,176,750
Edison Mission Energy
7.00%, 5/15/17		3,948	3,000,480
7.50%, 6/15/13 (a)		1,562	1,562,000
7.75%, 6/15/16		1,447	1,251,655
Energy Future Holdings Corp.
10.00%, 1/15/20 (h)		2,524	2,650,563
10.875%, 11/01/17		411	347,295
Series Q
6.50%, 11/15/24		2,007	883,080
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20		1,072	1,131,114
GenOn Americas Generation LLC
8.50%, 10/01/21		3,255	3,320,100
GenOn Energy, Inc.
7.875%, 6/15/17		1,543	1,550,715
9.50%, 10/15/18 (a)		4,000	4,190,000
Intergen NV
8.50%, 6/30/17 (b)	EUR	1,000	1,501,561
NRG Energy, Inc.
7.375%, 1/15/17	U.S.$	1,475	1,546,906
7.875%, 5/15/21 (b)		3,195	3,218,963
8.25%, 9/01/20		1,800	1,854,000
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		4,375	4,311,563

	Principal Amount (000)		U.S. $ Value
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (b)	U.S.$	2,679	$2,478,075
Series A
10.25%, 11/01/15 (a)		2,804	1,359,940

			54,938,295

Natural Gas - 1.0%
El Paso Corp.
Series G
7.375%, 12/15/12		204	218,401
7.75%, 1/15/32		5,548	6,589,559
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,609	1,749,788
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21 (b)		6,050	6,080,250
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		745	782,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		6,975	7,271,437
Sabine Pass LNG LP
7.50%, 11/30/16		4,900	5,047,000
Source Gas LLC
5.90%, 4/01/17 (b)		3,000	3,081,843
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21 (b)		3,250	3,250,000

			34,070,528

			89,008,823

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Citgo Petroleum Corp.
11.50%, 7/01/17 (b)		4,527	5,273,955

Total Corporates - Non-Investment Grades (cost $1,588,216,574)			1,634,155,546

CORPORATES - INVESTMENT GRADES - 10.0%
Financial Institutions - 5.9%
Banking - 2.6%
American Express Co.
6.80%, 9/01/66		4,555	4,691,650
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (b)		3,500	2,642,500
Banco do Brasil SA/Cayman
8.50%, 10/20/20 (a)(b)		2,200	2,590,500
Banco Santander Chile
6.50%, 9/22/20 (b)	CLP	2,367,500	4,858,162
Barclays Bank PLC
4.875%, 12/15/14	EUR	1,500	1,686,561
5.926%, 12/15/16 (b)	U.S.$	2,300	2,047,000
BBVA International Preferred SA Unipersonal

	Principal Amount (000)		U.S. $ Value
4.952%, 12/31/49	EUR	3,100	$3,518,968
5.919%, 4/18/17	U.S.$	2,600	2,132,000
Series E
8.50%, 10/21/14 (a)	EUR	1,000	1,472,822
BNP Paribas
5.186%, 6/29/15 (b)	U.S.$	622	569,441
BNP Paribas Capital Trust IV
6.342%, 1/24/12	EUR	1,000	1,400,977
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16	U.S.$	5,750	6,166,875
Countrywide Financial Corp.
6.25%, 5/15/16		505	535,301
Credit Agricole SA
6.637%, 5/31/17 (b)		6,275	5,365,125
Danske Bank A/S
5.914%, 6/16/14 (b)		2,185	2,010,200
Fortis Bank SA/NV
4.625%, 10/27/14 (b)	EUR	1,000	1,243,637
Itau Unibanco Holding SA/Cayman Island
10.50%, 11/23/15 (b)	BRL	2,100	1,439,349
Morgan Stanley
10.09%, 5/03/17 (b)		5,230	3,355,482
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17	GBP	1,225	1,950,453
National Capital Trust II
5.486%, 3/23/15 (b)	U.S.$	1,700	1,632,597
PNC Financial Services Group, Inc.
6.75%, 8/01/21		6,700	6,685,528
Royal Bank of Scotland PLC (The)
Series 1
5.85%, 10/27/14 (c)	AUD	3,500	3,412,219
Societe Generale SA
4.196%, 1/26/15	EUR	1,500	1,788,940
6.999%, 12/19/17		2,650	3,541,240
UBS AG/Jersey
4.28%, 4/15/15		4,000	5,017,655
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)	U.S.$	1,870	1,745,832
Unicredito Italiano Capital Trust III
4.028%, 10/27/15	EUR	4,700	4,659,934
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (b)	U.S.$	1,333	1,416,313
Wells Fargo & Co.
Series K
7.98%, 3/15/18		4,700	5,034,875

			84,612,136

Brokerage - 0.2%
GFI Group, Inc.
8.375%, 7/19/18 (b)		3,200	3,200,000
Jefferies Group, Inc.
6.875%, 4/15/21		2,482	2,725,259

			5,925,259

	Principal Amount (000)		U.S. $ Value
Finance - 0.3%
HSBC Finance Capital Trust IX
5.911%, 11/30/35	U.S.$	3,765	$3,482,625
SLM Corp.
5.125%, 8/27/12		999	1,024,092
6.25%, 1/25/16		1,500	1,569,603
Series A
5.00%, 10/01/13		4,100	4,252,397

			10,328,717

Insurance - 2.4%
Allstate Corp. (The)
6.125%, 5/15/37		3,060	2,991,150
American International Group, Inc.
6.25%, 3/15/37		2,364	2,133,510
8.175%, 5/15/58		1,336	1,456,240
AON Corp.
8.205%, 1/01/27		2,495	2,904,230
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		2,723	2,123,940
Aviva PLC
4.729%, 11/28/14	EUR	6,000	7,457,511
Coventry Health Care, Inc.
5.875%, 1/15/12	U.S.$	664	677,453
5.95%, 3/15/17		1,415	1,591,242
Dai-ichi Life Insurance Co., Ltd. (The)
7.25%, 7/25/21 (b)		5,085	5,333,961
Danica Pension Livsforsikrings
4.35%, 12/31/49	EUR	1,000	1,415,346
Farmers Insurance Exchange
8.625%, 5/01/24 (b)	U.S.$	3,000	3,708,486
Genworth Financial, Inc.
7.625%, 9/24/21		1,050	1,002,750
7.70%, 6/15/20		2,300	2,219,500
Hannover Finance Luxembourg SA
5.00%, 6/01/15	EUR	1,000	1,272,375
Lincoln National Corp.
6.05%, 4/20/67	U.S.$	5,800	5,510,000
8.75%, 7/01/19		604	783,869
MetLife, Inc.
10.75%, 8/01/39		3,495	4,962,900
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)		5,000	4,933,690
9.375%, 8/15/39 (b)		2,040	2,605,011
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)		4,415	4,499,530
Standard Life PLC
5.314%, 1/06/15	EUR	1,000	1,296,802
Suncorp Metway Insurance Ltd.
6.75%, 10/06/26	AUD	500	475,919
Series 1
6.75%, 9/23/24		800	808,749
Swiss Re Capital I LP
6.854%, 5/25/16 (b)	U.S.$	6,900	6,764,946
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,120,312

	Principal Amount (000)		U.S. $ Value
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	700	$690,888
WR Berkley Corp.
5.60%, 5/15/15	U.S.$	3,500	3,785,477
ZFS Finance USA Trust V
6.50%, 5/09/37 (b)		3,510	3,492,450

			80,018,237

Other Finance - 0.3%
Aviation Capital Group Corp.
6.75%, 4/06/21 (b)		2,950	2,964,160
7.125%, 10/15/20 (b)		3,872	4,022,121
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (b)		840	967,258
ORIX Corp.
5.48%, 11/22/11		3,000	3,034,104
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	9,032	328,585

			11,316,228

REITS - 0.1%
Entertainment Properties Trust
7.75%, 7/15/20	U.S.$	3,544	3,969,280
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17		422	451,698

			4,420,978

			196,621,555

Industrial - 2.4%
Basic - 0.9%
ArcelorMittal
9.00%, 2/15/15		730	883,491
Arcelormittal USA, Inc.
6.50%, 4/15/14		1,565	1,741,441
Basell Finance Co. BV
8.10%, 3/15/27 (b)		2,420	2,710,400
Braskem Finance Ltd
7.00%, 5/07/20 (b)		2,300	2,530,000
Commercial Metals Co.
6.50%, 7/15/17		2,100	2,272,887
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		1,466	1,601,605
Georgia-Pacific LLC
7.125%, 1/15/17 (b)		517	555,864
Gerdau Trade, Inc.
5.75%, 1/30/21 (b)		170	173,188
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(b)		1,747	1,956,640
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,699,476
Teck Resources Ltd.
6.125%, 10/01/35		5,000	5,298,885
Usiminas Commercial Ltd.
7.25%, 1/18/18 (b)		2,441	2,746,125
Vale Overseas Ltd.

	Principal Amount (000)		U.S. $ Value
5.625%, 9/15/19 (a)	U.S.$	2,285	$2,512,986
6.875%, 11/21/36		3,495	4,032,447

			30,715,435

Capital Goods - 0.2%
Lafarge SA
7.125%, 7/15/36		2,640	2,673,217
Owens Corning
6.50%, 12/01/16		355	392,912
7.00%, 12/01/36		4,450	4,651,852

			7,717,981

Communications - Media - 0.2%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,588,290
News America, Inc.
6.40%, 12/15/35		1,000	1,020,187

			4,608,477

Communications - Telecommunications - 0.1%
Qwest Corp.
6.875%, 9/15/33		1,500	1,485,000
7.625%, 6/15/15		1,590	1,828,500

			3,313,500

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.302%, 6/01/37		4,250	4,143,750
Macy’s Retail Holdings, Inc.
6.375%, 3/15/37		3,500	3,782,709

			7,926,459

Consumer Non-Cyclical - 0.0%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	412,580
Whirlpool Corp.
8.60%, 5/01/14		190	221,924

			634,504

Energy - 0.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,683	3,093,137
8.70%, 3/15/19		2,000	2,622,116
Pride International, Inc.
6.875%, 8/15/20		1,327	1,596,745
TNK-BP Finance SA
7.25%, 2/02/20 (b)		360	401,400
7.50%, 7/18/16 (b)		4,708	5,355,350
Transocean, Inc.
6.80%, 3/15/38		1,916	2,197,832
7.50%, 4/15/31		1,800	2,147,504
Williams Cos., Inc. (The)
7.875%, 9/01/21		74	93,688

			17,507,772

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (b)	U.S.$	2,368	$2,492,320
8.50%, 5/30/13 (b)		2,103	2,318,557

			4,810,877

Services - 0.1%
Expedia, Inc.
8.50%, 7/01/16		1,750	1,915,863

Technology - 0.0%
Motorola Solutions, Inc.
7.50%, 5/15/25		325	397,757

Transportation - Airlines - 0.0%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22		1,155	1,197,309

			80,745,934

Non Corporate Sectors - 1.1%
Agencies - Not Government Guaranteed - 1.1%
AK Transneft OJSC Via TransCapitalInvest Ltd
5.67%, 3/05/14 (b)		869	928,744
7.70%, 8/07/13 (b)		3,477	3,863,698
8.70%, 8/07/18 (b)		1,219	1,511,560
Ecopetrol SA
7.625%, 7/23/19		1,722	2,092,230
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		2,825	3,107,500
6.51%, 3/07/22 (b)		9,473	10,349,252
9.25%, 4/23/19 (b)		7,353	9,430,223
Petrobras International Finance Co.-Pifco
5.75%, 1/20/20		3,050	3,344,389
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (b)		2,100	2,231,250

			36,858,846

Utility - 0.6%
Electric - 0.3%
Dominion Resources, Inc./VA
7.50%, 6/30/66		4,100	4,337,800
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (b)		1,739	2,034,630
FirstEnergy Corp.
Series C
7.375%, 11/15/31		2,000	2,373,340
KCP&L Greater Missouri Operations Co.
11.875%, 7/01/12		1,000	1,096,866

			9,842,636

Natural Gas - 0.3%
Enterprise Products Operating LLC
Series H
6.65%, 10/15/34		1,500	1,697,277

	Principal Amount (000)		U.S. $ Value
Southern Union Co.
7.60%, 2/01/24	U.S.$	3,200	$3,839,242
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,560,757

			8,097,276

			17,939,912

Total Corporates - Investment Grades (cost $300,281,600)			332,166,247

EMERGING MARKETS - SOVEREIGNS - 5.1%
Argentina - 1.6%
Argentina Bonos
7.00%, 10/03/15		21,871	21,382,743
7.82%, 12/31/33	EUR	6,824	7,133,717
Series NY
2.50%, 12/31/38 (a)(i)	U.S.$	14,680	6,385,800
8.28%, 12/31/33		1,816	1,620,639
Series X
7.00%, 4/17/17		18,150	16,922,858

			53,445,757

Dominican Republic - 0.5%
Dominican Republic International Bond
8.625%, 4/20/27 (b)		14,203	15,765,330

El Salvador - 0.5%
El Salvador
7.375%, 12/01/19 (b)		1,495	1,678,138
7.625%, 9/21/34 (b)		872	959,200
7.65%, 6/15/35 (b)		11,545	12,151,112
7.75%, 1/24/23 (b)		700	794,500

			15,582,950

Gabon - 0.1%
Gabonese Republic
8.20%, 12/12/17 (b)		3,208	3,765,390

Ghana - 0.1%
Republic of Ghana
8.50%, 10/04/17 (b)		4,524	5,128,923

Indonesia - 0.1%
Republic of Indonesia
8.50%, 10/12/35 (b)		1,645	2,315,338

Jamaica - 0.1%
Republic of Jamaica
8.00%, 6/24/19		2,207	2,333,903

Philippines - 0.3%
Republic of Philippines
8.375%, 6/17/19		2,101	2,773,320
9.50%, 2/02/30		1,393	2,096,465
9.875%, 1/15/19		820	1,133,650

	Principal Amount (000)		U.S. $ Value
10.625%, 3/16/25	U.S.$	3,239	$5,085,230

			11,088,665

Serbia & Montenegro - 0.1%
Republic of Serbia
6.75%, 11/01/24 (b)		1,693	1,697,132

Turkey - 0.1%
Republic of Turkey
7.00%, 6/05/20		300	346,875
7.375%, 2/05/25		1,649	1,956,126

			2,303,001

Ukraine - 0.5%
Ukraine Government International Bond
6.385%, 6/26/12 (b)		750	767,813
6.58%, 11/21/16 (b)		2,441	2,508,127
6.75%, 11/14/17 (b)		4,445	4,556,125
7.65%, 6/11/13 (b)		4,498	4,739,767
Ukraine-Recap Linked Note
5.50%, 9/02/15 (b)	UAH	24,300	2,752,694

			15,324,526

United Arab Emirates - 0.2%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)(b)	U.S.$	7,645	8,268,067

Uruguay - 0.2%
Republica Orient Uruguay
6.875%, 9/28/25		4,272	5,254,560
7.625%, 3/21/36		550	705,375
7.875%, 1/15/33 (d)		1,377	1,776,883

			7,736,818

Venezuela - 0.7%
Republic of Venezuela
7.65%, 4/21/25		38,000	24,510,000

Total Emerging Markets - Sovereigns (cost $133,889,630)			169,265,800

EMERGING MARKETS - CORPORATE BONDS - 4.9%
Industrial - 3.9%
Basic - 0.9%
Evraz Group SA
8.25%, 11/10/15 (b)		1,289	1,424,345
9.50%, 4/24/18 (b)		5,066	5,835,019
Novelis, Inc./GA
8.75%, 12/15/20		7,000	7,787,500
PE Paper Escrow GmbH
12.00%, 8/01/14 (b)		791	897,785
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14 (b)		1,570	1,764,287
Vedanta Resources PLC

	Principal Amount (000)		U.S. $ Value
8.75%, 1/15/14 (b)	U.S.$	4,299	$4,621,425
9.50%, 7/18/18 (a)(b)		1,900	2,106,720
Winsway Coking Coal Holding Ltd.
8.50%, 4/08/16 (b)		5,109	4,802,460

			29,239,541

Capital Goods - 0.1%
Cemex SAB de CV
9.00%, 1/11/18 (b)		5,070	4,765,800

Communications - Media - 0.4%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (b)	EUR	2,895	4,367,817
CET 21 spol sro
9.00%, 11/01/17 (b)		121	182,558
Columbus International, Inc.
11.50%, 11/20/14 (b)	U.S.$	6,622	7,435,049
European Media Capital SA
10.00%, 2/01/15 (j)		537	483,000

			12,468,424

Communications - Telecommunications - 0.3%
MTS International Funding Ltd.
8.625%, 6/22/20 (b)		4,400	5,032,500
Pacnet Ltd.
9.25%, 11/09/15 (b)		3,088	3,080,280
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (b)		3,250	3,672,500

			11,785,280

Consumer Cyclical - Other - 0.6%
Central China Real Estate Ltd.
12.25%, 10/20/15 (b)		3,123	3,249,795
Country Garden Holdings Co.
11.125%, 2/23/18 (b)		1,809	1,872,315
11.25%, 4/22/17 (b)		2,000	2,100,000
MCE Finance Ltd.
10.25%, 5/15/18		4,895	5,543,588
Peermont Global Pty Ltd.
7.75%, 4/30/14 (b)	EUR	4,400	5,342,394
Yanlord Land Group Ltd.
10.625%, 3/29/18 (b)	U.S.$	3,219	3,267,285

			21,375,377

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
6.971%, 6/15/15 (b)(c)	EUR	2,434	2,727,983

Consumer Non-Cyclical - 0.5%
CEDC Finance Corp. International, Inc.
8.875%, 12/01/16 (b)		4,100	4,948,684
9.125%, 12/01/16 (b)	U.S.$	1,150	1,006,250

	Principal Amount (000)		U.S. $ Value
Foodcorp Pty Ltd.
8.75%, 3/01/18 (b)	EUR	2,826	$3,964,238
JBS Finance II Ltd.
8.25%, 1/29/18 (b)	U.S.$	4,750	4,880,625
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21 (b)		1,700	1,678,750

			16,478,547

Energy - 0.4%
Deepsea Metro I
11.00%, 12/09/15		1,800	1,924,226
MIE Holdings Corp.
9.75%, 5/12/16 (b)		3,000	2,973,750
OGX Petroleo e Gas Participacoes SA
8.50%, 6/01/18 (b)		2,580	2,719,320
Pan American Energy LLC/Argentine Branch
7.875%, 5/07/21 (b)		2,360	2,537,000
Zhaikmunai LLP
10.50%, 10/19/15 (b)		3,240	3,434,400

			13,588,696

Other Industrial - 0.3%
Marfrig Holding Europe BV
8.375%, 5/09/18 (b)		2,106	2,042,820
Marfrig Overseas Ltd.
9.50%, 5/04/20 (b)		3,659	3,695,590
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (b)	EUR	2,487	3,073,137
Savcio Holdings Pty Ltd.
8.00%, 2/15/13 (b)		290	412,534

			9,224,081

Technology - 0.1%
Seagate Technology HDD Holdings
6.375%, 10/01/11	U.S.$	963	968,417
STATS ChipPAC Ltd.
7.50%, 8/12/15 (b)		688	748,200

			1,716,617

Transportation - Airlines - 0.1%
TAM Capital 3, Inc.
8.375%, 6/03/21 (b)		4,945	5,234,283

Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (b)		4,205	4,040,774

			132,645,403

Financial Institutions - 0.9%
Banking - 0.6%
ATF Bank JSC
9.00%, 5/11/16 (b)		2,564	2,692,200

	Principal Amount (000)		U.S. $ Value
Banco BMG SA
9.15%, 1/15/16 (b)	U.S.$	1,300	$1,397,500
Banco Cruzeiro do Sul SA/Brazil
8.25%, 1/20/16 (b)		6,520	6,524,780
8.875%, 9/22/20 (b)		1,000	982,500
Bank CenterCredit
8.625%, 1/30/14 (b)		2,734	2,761,340
Halyk Savings Bank of Kazakhstan JSC
7.25%, 1/28/21 (b)		837	846,686
Renaissance Securities Trading Ltd.
11.00%, 4/21/16 (b)		3,100	3,124,698

			18,329,704

Insurance - 0.0%
Stoneheath RE
6.868%, 10/15/11		1,750	1,647,275

Other Finance - 0.2%
AES El Salvador Trust
6.75%, 2/01/16 (a)(b)		1,200	1,236,000
DTEK Finance BV
9.50%, 4/28/15 (b)		4,574	4,802,700

			6,038,700

REITS - 0.1%
Shimao Property Holdings Ltd.
9.65%, 8/03/17		4,450	4,162,957

			30,178,636

Utility - 0.1%
Electric - 0.1%
Inkia Energy Ltd.
8.375%, 4/04/21 (b)		2,005	2,055,326

Total Emerging Markets - Corporate Bonds (cost $161,031,795)			164,879,365

GOVERNMENTS - TREASURIES - 4.1%
Brazil - 1.6%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14-1/01/17	BRL	41,980	25,372,501
Republic of Brazil
10.25%, 1/10/28		2,649	1,898,206
12.50%, 1/05/16-1/05/22		29,509	24,212,176

			51,482,883

Colombia - 0.3%
Republic of Colombia
7.75%, 4/14/21	COP	14,796,000	9,627,990

Greece - 0.1%
Hellenic Republic Government Bond
Series 30YR
4.60%, 9/20/40	EUR	6,430	4,306,218

	Principal Amount (000)		U.S. $ Value
Hungary - 0.4%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	1,175,500	$6,128,523
Series 15/A
8.00%, 2/12/15		509,090	2,807,118
Series 16/C
5.50%, 2/12/16		1,131,580	5,698,586

			14,634,227

Ireland - 0.1%
Ireland Government Bond
4.50%, 4/18/20	EUR	4,203	3,914,839

South Africa - 1.4%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	149,000	22,637,695
Series R204
8.00%, 12/21/18		16,800	2,498,281
Series R207
7.25%, 1/15/20		120,490	16,972,045
Series R208
6.75%, 3/31/21		21,565	2,906,205

			45,014,226

United States - 0.2%
U.S. Treasury Notes
1.25%, 2/15/14	U.S.$	7,000	7,142,737

Total Governments - Treasuries (cost $116,103,297)			136,123,120

CMOs - 2.9%
Non-Agency Floating Rate - 2.0%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2007-2, Class 1A1
2.328%, 12/25/46 (c)		3,676	2,322,205
Countrywide Alternative Loan Trust
Series 2005-27, Class 2A3
1.823%, 8/25/35 (c)		7,404	4,813,232
Series 2005-76, Class 2A1
1.263%, 2/25/36 (c)		1,286	868,922
Series 2007-7T2, Class A3
0.787%, 4/25/37 (c)		6,059	3,362,299
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.787%, 8/25/37 (c)		2,910	2,276,020
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.407%, 6/25/37 (c)		4,435	3,040,962
Harborview Mortgage Loan Trust
Series 2005-7, Class 1A1
3.209%, 6/19/45 (c)		7,309	4,169,131
Series 2007-4, Class 2A1

	Principal Amount (000)		U.S. $ Value
0.407%, 7/19/47 (c)	U.S.$	11,371	$7,733,648
Indymac Index Mortgage Loan Trust
Series 2006-AR37, Class 2A1
5.451%, 2/25/37		2,772	1,889,688
Lehman XS Trust
Series 2007-15N, Class 4A1
1.087%, 8/25/47 (c)		1,522	879,662
Series 2007-4N, Class 3A2A
1.013%, 3/25/47 (c)		5,617	3,704,081
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.466%, 9/25/35		6,678	6,126,630
Series 2006-9, Class 4A1
5.869%, 10/25/36		4,280	3,034,961
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.763%, 8/25/47 (c)		9,360	5,530,765
WaMu Mortgage Pass Through Certificates
Series 2006-AR11, Class 3A1A
1.183%, 9/25/46 (c)		5,455	3,343,705
Series 2006-AR3, Class A1A
1.263%, 2/25/46 (c)		1,983	1,498,655
Series 2006-AR5, Class A1A
1.253%, 6/25/46 (c)		2,491	1,759,751
Series 2007-HY3, Class 4A1
2.655%, 3/25/37		8,605	7,161,234
Series 2007-OA3, Class 2A1A
1.023%, 4/25/47 (c)		2,717	1,896,174
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
1.023%, 4/25/47 (c)		1,999	1,089,545

			66,501,270

Non-Agency Fixed Rate - 0.8%
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,601	1,084,640
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		4,173	3,134,819
Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47		3,205	2,144,890
Series 2006-J1, Class 1A10
5.50%, 2/25/36		5,400	3,883,795
Series 2006-J5, Class 1A1
6.50%, 9/25/36		3,043	2,090,447
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		2,417	1,822,398
First Horizon Alternative Mortgage Pass Through Certificates
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		4,938	3,648,106

	Principal Amount (000)		U.S. $ Value
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
6.081%, 9/25/36	U.S.$	3,414	$2,074,459
Series 2006-7, Class A4
6.171%, 9/25/36		3,273	1,966,307
Series 2006-9, Class A4
5.986%, 10/25/36		3,672	2,278,542
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		4,372	3,123,561

			27,251,964

Non-Agency ARMs - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (c)		4,377	3,101,796

Total CMOs (cost $99,525,844)			96,855,030

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Non-Agency Fixed Rate CMBS - 2.6%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51		4,676	4,525,633
Banc of America Large Loan, Inc.
Series 2009-UB1, Class A4B
5.614%, 6/24/50 (b)		3,500	3,512,971
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51		2,760	2,971,916
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AM
6.084%, 6/11/50		1,500	1,466,714
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.22%, 7/15/44		3,242	2,976,949
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/40		3,200	2,939,690
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39		5,320	5,728,648
Series 2006-C4, Class AM
5.509%, 9/15/39		5,600	5,279,195
GSMS 2011-GC4 C
5.557%, 7/12/44		8,035	6,687,395
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class AM
5.855%, 6/12/43		670	656,412
Series 2007-LD11, Class AM

	Principal Amount (000)		U.S. $ Value
5.817%, 6/15/49	U.S.$	5,105	$4,561,472
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.205%, 4/15/30		2,475	2,415,784
Series 2007-C3, Class AM
5.941%, 7/15/44		4,390	4,165,114
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,700	2,523,735
Series 2007-C1, Class A4
5.827%, 6/12/50		1,700	1,858,958
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49		10,100	9,627,726
Morgan Stanley Capital I
Series 2005-HQ6, Class AJ
5.073%, 8/13/42		1,417	1,328,655
Series 2006-IQ12, Class A4
5.332%, 12/15/43		7,100	7,698,577
Series 2006-IQ12, Class AM
5.37%, 12/15/43		7,876	7,632,938
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AJ
5.147%, 7/15/42		1,810	1,755,596
Series 2006-C23, Class AM
5.466%, 1/15/45		2,400	2,485,587
Series 2006-C27, Class AM
5.795%, 7/15/45		2,000	2,033,324
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.418%, 6/15/44 (b)		2,576	2,285,797

			87,118,786

Non-Agency Floating Rate CMBS - 0.2%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.487%, 6/15/22 (b)(c)		1,178	1,049,264
Lehman Brothers
Series 2006-LLFA, Class H
0.587%, 9/15/21 (b)(c)		1,014	801,961
Series 2006-LLFA, Class K
0.987%, 9/15/21 (b)(c)		953	689,629
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.587%, 9/15/21 (b)(c)		3,111	2,419,336
Series 2006-WL7A, Class J
0.787%, 9/15/21 (b)(c)		3,625	2,493,028

			7,453,218

Total Commercial Mortgage-Backed Securities (cost $84,527,410)			94,572,004

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 2.5%
Quasi-Sovereign Bonds - 2.5%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (b)	U.S.$	5,600	$6,804,000

Kazakhstan - 0.8%
Intergas Finance BV
6.375%, 5/14/17 (b)		8,000	8,710,000
KazMunayGas National Co.
7.00%, 5/05/20 (b)		3,746	4,186,155
9.125%, 7/02/18 (b)		3,812	4,744,925
11.75%, 1/23/15 (b)		5,900	7,330,750

			24,971,830

Philippines - 0.0%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (b)		950	1,144,750

Russia - 1.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (b)		17,519	18,701,533
7.125%, 1/14/14 (b)		4,785	5,185,744
7.75%, 5/29/18 (b)		11,479	13,344,337

			37,231,614

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)(b)		3,650	4,453,000

Ukraine - 0.3%
Biz Finance PLC for Ukreximbank
8.375%, 4/27/15 (b)		1,620	1,707,480
NAK Naftogaz Ukraine
9.50%, 9/30/14		5,978	6,545,910

			8,253,390

Total Quasi-Sovereigns (cost $67,742,242)			82,858,584

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 2.0%
United States - 2.0%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40		1,575	1,324,386
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47		3,055	2,253,276
California GO
7.60%, 11/01/40		1,200	1,487,172
7.625%, 3/01/40		1,250	1,543,750
7.95%, 3/01/36		2,235	2,555,387
California Mun Fin Auth Rev

	Principal Amount (000)		U.S. $ Value
8.00%, 4/01/41	U.S.$	1,975	$2,074,501
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (b)		1,565	1,587,411
Capital Trust Agency FL (Million Air One)
7.75%, 1/01/41		570	569,937
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45		1,710	1,539,752
District of Columbia
Series 2011A
6.50%, 10/01/41		3,480	3,608,412
Houston Higher Education Finance Corp
Series 2011A
6.875%, 5/15/41		4,500	4,656,375
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31		1,435	1,060,723
Illinois Finance Auth
Series 2010A
8.125%, 2/15/40		2,910	2,867,019
Illinois GO
7.35%, 7/01/35		4,120	4,620,498
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40		2,260	2,034,158
Johnson City TN Hlth & Ed (Mountain States Health Alliance/TN)
5.50%, 7/01/36		750	713,873
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
6.50%, 3/01/45		1,700	1,738,726
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41		3,680	3,603,861
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24		1,970	1,995,610
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn)
Series 2007A
5.375%, 5/15/43		2,820	2,548,744
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40		3,435	3,488,758
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41		4,050	4,074,908
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46		3,655	3,698,312
Sioux Falls S D Health Facs
5.00%, 11/15/33		2,015	1,531,843

	Principal Amount (000)		U.S. $ Value
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	U.S.$	2,900	$3,061,559
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40		2,460	2,615,472
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		2,255	1,434,766
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37		1,885	1,926,489

Total Local Governments - Municipal Bonds (cost $61,228,758)			66,215,678

GOVERNMENTS - SOVEREIGN BONDS - 2.0%
Brazil - 0.1%
Republic of Brazil
8.25%, 1/20/34		2,022	2,871,240

Colombia - 0.4%
Republic of Colombia
7.375%, 3/18/19-9/18/37		10,130	13,000,450

Cote D’Ivoire - 0.5%
Ivory Coast Government International Bond
2.50%, 12/31/32 (b)(e)(i)		30,379	16,252,765

Croatia - 0.3%
Republic of Croatia
6.625%, 7/14/20 (b)		5,350	5,557,313
6.75%, 11/05/19 (b)		3,280	3,464,500

			9,021,813

Iceland - 0.1%
Iceland Government International Bond
3.75%, 12/01/11	EUR	2,750	3,905,776

Lithuania - 0.2%
Republic of Lithuania
6.75%, 1/15/15 (b)	U.S.$	3,815	4,186,963
7.375%, 2/11/20 (b)		2,202	2,554,320

			6,741,283

Panama - 0.3%
Republic of Panama
6.70%, 1/26/36		1,317	1,583,692
8.875%, 9/30/27		2,709	3,928,050
9.375%, 4/01/29		2,946	4,455,825

			9,967,567

Peru - 0.1%
Republic of Peru
8.75%, 11/21/33		2,738	3,922,185

Total Governments - Sovereign Bonds (cost $58,619,438)			65,683,079

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 1.9%
Industrial - 1.6%
Basic - 0.0%
Ineos US Finance LLC
7.50%, 12/16/13 (c)	U.S.$	105	$107,772
8.00%, 12/16/14 (c)		120	123,876

			231,648

Capital Goods - 0.3%
Anchor Glass Container Corporation
6.00%, 3/02/16 (c)		565	566,121
Graphic Packaging International, Inc.
2.94%-3.00%, 5/16/14 (c)		178	177,314
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17 (c)		6,169	6,261,535
Hawker Beechcraft Acquisition Company LLC
2.19%-2.25%, 3/26/14 (c)		68	55,364
2.25%, 3/26/14 (c)		4	3,424
10.50%, 3/26/14 (c)		2,766	2,741,088

			9,804,846

Communications - Media - 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.50%, 7/03/14 (c)		906	795,745
Charter Communications Operating, LLC
2.19%, 3/06/14 (c)		27	26,891
7.25%, 3/06/14 (c)		34	33,677
Clear Channel Communications, Inc.
3.84%, 1/29/16 (c)		163	135,343
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
5.25%, 4/02/18 (c)		2,494	2,496,244
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (c)		313	175,373
Univision Communications Inc.
4.44%, 3/31/17 (c)		2,323	2,197,858
WideOpenWest Finance , LLC
2.69%-4.75%, 6/30/14 (c)		971	934,885

			6,796,016

Communications - Telecommunications - 0.0%
LightSquared LP
6.00%, 10/01/14 (d)		82	74,539

Consumer Cyclical - Automotive - 0.4%
Allison Transmission, Inc.
2.94%, 8/07/14 (c)		935	913,340
Federal-Mogul Corporation
2.13%, 12/29/14-12/28/15 (c)		1,969	1,871,982
Ford Motor Co.
2.94%, 12/15/13 (c)		77	77,199

	Principal Amount (000)		U.S. $ Value
General Motors Holdings LLC
10/27/15 (k)	U.S.$	8,000	$7,205,040
Metaldyne, LLC
5.25%, 5/18/17 (c)		4,988	4,975,031

			15,042,592

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations Inc.
6.00%, 11/30/16 (c)		2,488	2,483,346
Las Vegas Sands, LLC
2.72%, 11/23/16 (c)		322	310,084

			2,793,430

Consumer Cyclical - Other - 0.2%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.19%-3.25%, 1/28/15 (c)		601	540,228
CityCenter Holdings, LLC
7.50%, 1/21/15 (c)		375	375,844
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12 (c)		265	266,436
Harrah’s Las Vegas Propco, LLC
3.19%, 2/13/13 (c)		3,725	3,109,034
Willbros United States Holdings, Inc.
9.50%, 6/30/14 (c)		1,512	1,519,225

			5,810,767

Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corporation
6.25%, 2/23/17 (c)		741	740,158
Rite Aid Corporation
1.94%, 6/04/14 (c)		962	914,673

			1,654,831

Consumer Non-Cyclical - 0.1%
ConvaTec Inc.
5.75%, 12/22/16 (c)		1,244	1,240,902
Grifols Inc.
5.50%, 6/01/16 (c)		500	500,000
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.69%, 7/11/14 (c)		1,989	1,844,487
U.S. Foodservice, Inc.
2.69%, 7/03/14 (c)		995	943,217

			4,528,606

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17 (c)		1,881	1,944,954

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.0%
Gavilon Group LLC, The
6.00%, 12/06/16 (c)	U.S.$	366	$365,512

Services - 0.1%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (c)		995	995,497
Aveta Inc.
8.50%, 4/14/15 (c)		208	208,640
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.75%, 5/08/14 (c)		1,724	1,640,382
Global Cash Access, Inc.
7.00%, 3/01/16 (c)		600	603,378
Sabre Inc.
2.19%-2.25%, 9/30/14 (c)		490	438,305
ServiceMaster Co., (The)
2.69%, 7/24/14 (c)		18	17,135
2.69%-2.76%, 7/24/14 (c)		178	172,060

			4,075,397

Technology - 0.1%
Avaya Inc.
3.01%, 10/24/14 (c)		195	186,493
4.76%, 10/26/17 (c)		392	376,995
First Data Corp.
2.94%, 9/24/14 (c)		651	605,444
SunGard Data Systems Inc. (Solar Capital Corp.)
1.94%, 2/28/14 (c)		24	23,700
3.84%-3.89%, 2/28/16 (c)		351	347,448
Syniverse Holdings, Inc.
5.25%, 12/21/17 (c)		995	995,627

			2,535,707

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.00%, 12/21/16 (c)		415	417,002

			56,075,847

Financial Institutions - 0.2%
Finance - 0.2%
CIT Group, Inc.
6.25%, 8/11/15 (c)		388	388,765
Delos Aircraft Inc.
7.00%, 3/17/16 (c)		106	106,662
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (c)		144	144,333
iStar Financial Inc.
7.00%, 6/30/14 (c)		4,800	4,781,232

			5,420,992

	Principal Amount (000)		U.S. $ Value
Insurance - 0.0%
Asurion, LLC (fka Asurion Corporation)
5.50%, 5/24/18 (c)	U.S.$	1,000	$989,170

			6,410,162

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.75%, 11/01/13 (c)		269	263,482
4.75%, 5/01/14 (c)		1,000	935,000
Texas Competitive Electric Holdings Company, LLC (TXU)
3.69%, 10/10/14 (c)		1,632	1,278,605

			2,477,087

Total Bank Loans (cost $64,934,206)			64,963,096

EMERGING MARKETS - TREASURIES - 1.6%
Colombia - 0.0%
Republic of Colombia
9.85%, 6/28/27	COP	1,391,000	1,051,369

Dominican Republic - 0.4%
Dominican Republic International Bond
16.00%, 7/10/20 (b)	DOP	445,200	11,428,044

Egypt - 0.1%
Arab Republic of Egypt
8.75%, 7/18/12 (b)	EGP	21,900	3,498,486

Indonesia - 0.5%
Indonesia Recap Linked Note
10.00%, 7/18/17	IDR	63,808,000	8,724,117
JP Morgan
9.50%, 5/17/41		68,280,000	8,738,876

			17,462,993

Philippines - 0.2%
Republic of Philippines
6.25%, 1/14/36	PHP	280,000	6,378,738

Turkey - 0.4%
Turkey Government Bond
11.00%, 8/06/14	TRY	17,375	10,773,560
16.00%, 3/07/12		3,248	2,004,900

			12,778,460

Total Emerging Markets - Treasuries (cost $53,050,442)			52,598,090

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 1.1%
Financial Institutions - 0.7%
Banking - 0.3%
Capital One Capital II
7.50%		130,000	$3,303,300
Santander Finance Preferred SA Unipersonal
6.80%		67,000	1,664,950
Zions Bancorporation
9.50%		196,500	5,189,565

			10,157,815

Finance - 0.4%
Ally Financial, Inc.
7.00% (b)		479	435,171
8.50%		118,000	2,900,322
Citigroup Capital XII
8.50%		237,000	6,098,010
Citigroup Capital XIII
7.875%		94,000	2,544,580

			11,978,083

REITS - 0.0%
Sovereign Real Estate Investment Trust
12.00% (b)		501	591,456

			22,727,354

Industrial - 0.4%
Communications - Telecommunications - 0.2%
Centaur Funding Corp.
9.08% (b)		6,280	7,327,975
Consumer Cyclical - Other - 0.2%
Las Vegas Sands Corp.
10.00%		51,000	5,751,321

			13,079,296

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp. Series Z
8.375%		11,250	32,625
Federal National Mortgage Association
8.25%		51,350	122,213

			154,838

Total Preferred Stocks (cost $35,428,881)			35,961,488

	Principal Amount (000)
ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Fixed Rate - 0.6%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	2,108	1,366,477

	Principal Amount (000)		U.S. $ Value
Series 2006-1, Class AF6
5.526%, 7/25/36	U.S.$	2,652	$2,120,593
Series 2006-15, Class A6
5.826%, 10/25/46		2,299	1,570,470
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,991	1,406,382
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,300	1,718,607
Series 2006-10, Class AF3
5.985%, 6/25/36		2,438	1,433,330
HSBC Asset Loan Obligation
Series 2007-WF1, Class A3
5.73%, 12/25/36		3,564	1,715,654
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH2, Class AF3
5.552%, 1/25/37		1,750	965,784
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		3,400	2,773,450
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,273	898,647
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		2,369	1,480,003
Series 2007-8XS, Class A2
6.00%, 4/25/37		2,286	1,593,063

			19,042,460

Home Equity Loans - Floating Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2007-S2, Class A1
0.327%, 5/25/37 (c)		465	452,632
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, 2/25/37 (c)		4,700	2,407,520
Series 2007-CB3, Class A3
5.419%, 3/25/37 (c)		2,155	877,502
GSAA Trust
Series 2006-6, Class AF4
6.11%, 3/25/36 (c)		1,871	1,040,153
Series 2006-6, Class AF5
6.11%, 3/25/36 (c)		1,403	780,105

			5,557,912

Other ABS - Fixed Rate - 0.0%
CW Capital Cobalt Ltd.
Series 2006-C1, Class AMP1
5.501%, 8/15/48 (b)		1,145	957,910

Total Asset-Backed Securities (cost $26,816,725)			25,558,282

	Principal Amount (000)		U.S. $ Value
SUPRANATIONALS - 0.3%
Eurasian Development Bank
7.375%, 9/29/14 (b)	U.S.$	1,760	$1,942,688
European Investment Bank Zero Coupon, 4/24/13 (b)	IDR	82,770,270	8,753,546

Total Supranationals (cost $10,218,825)			10,696,234

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Argentina - 0.1%
Provincia de Cordoba
12.375%, 8/17/17 (b)	U.S.$	4,226	4,437,300

Colombia - 0.2%
Bogota Distrio Capital
9.75%, 7/26/28 (b)	COP	6,665,000	4,707,219

Total Local Governments - Regional Bonds (cost $7,054,923)			9,144,519

INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Republica Orient Uruguay
3.70%, 6/26/37 (cost $2,339,948)	UYU	55,153	2,922,776

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16 (cost $2,462,738)	CAD	2,700	2,606,633

	Shares
COMMON STOCKS - 0.0%
American Media Operations, Inc. (f)(g)		15,926	270,742
American Media, Inc. (g)(j)		10,382	0
AOT Bedding Super Holdings, LLC (g)		43	0
Fairpoint Communications, Inc. (l)		3,825	29,070
Gallery Capital SA (g)		202	0
Greektown Superholdings, Inc. (f)(g)(l)		541	36,247
Keystone Automotive Operations, Inc. (f)(l)		41,929	530,495
Magnachip Semiconductor (f)(l)		2,400	0
Merisant Co. (f)(g)(l)		999	0
Neenah Enterprises, Inc. (f)(g)(l)		49,578	322,257
U.S. Shipping Corp. (f)(g)		27,473	0

Total Common Stocks (cost $2,583,174)			1,188,811

WARRANTS - 0.0%
Alion Science And Technology Corp., expiring 11/01/14 (b)(g)(l)		1,050	0
Fairpoint Communications, Inc., expiring 1/24/18 (g)(l)		6,521	0

Company	Shares	U.S. $ Value
Magnachip Semicon, expiring 12/31/49 (g)(l)	12,000	$0
Quality Distribution LLC/QD Capital Corp., expiring 11/01/13 (l)	50,562	580,957

Total Warrants (cost $6)		580,957

SHORT-TERM INVESTMENTS - 11.6%
Investment Companies - 11.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (m) (cost $386,038,290)	386,038,290	386,038,290

Total Investments - 103.2% (cost $3,262,094,746) (n)		3,435,033,629
Other assets less liabilities - (3.2)%		(107,010,950)

Net Assets - 100.0%		$3,328,022,679

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Euro settling 9/15/11	5,265	$7,543,745	$7,557,370	$13,625
Norwegian Krone settling 8/18/11	175,779	32,018,266	32,615,272	597,006
Singapore Dollar settling 9/16/11	33,854	27,782,867	28,118,320	335,453
Brown Brothers Harriman & Co.:
South African Rand settling 8/19/11	672	98,888	100,290	1,402
Credit Suisse First Boston:
Chinese Yuan Renminbi settling 1/13/12	218,234	33,666,517	34,052,491	385,974
Deutsche Bank:
Mexican Peso settling 8/18/11	315,964	26,522,658	26,879,698	357,040
South African Rand settling 8/19/11	4,368	622,280	651,848	29,568
Goldman Sachs:
Brazilian Real settling 8/02/11	38,123	24,328,950	24,582,303	253,353
Swedish Krona settling 8/18/11	201,483	31,792,256	31,997,652	205,396
Morgan Stanley & Co., Inc.:
Brazilian Real settling 8/02/11	38,123	24,496,219	24,582,304	86,085
Malaysian Ringgit settling 8/19/11	40,121	13,199,654	13,548,165	348,511
Russian Rubles settling 8/16/11	172,050	6,059,256	6,216,063	156,807
South Korean Won settling 9/09/11	35,208,918	32,318,067	33,301,518	983,451
Royal Bank of Scotland:
Indonesian Rupiah settling 8/19/11	60,847,145	7,098,360	7,168,828	70,468
Westpac Banking Corp.:
Indonesian Rupiah settling 9/23/11	121,634,752	14,174,067	14,316,933	142,866

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank:
South African Rand settling 8/19/11	307,950	$45,089,133	$45,958,652	$(869,519)
Credit Suisse First Boston:
Turkish Lira settling 8/19/11	22,584	13,677,400	13,324,307	353,093
Goldman Sachs:
Brazilian Real settling 8/02/11	38,123	24,496,219	24,582,304	(86,085)
Brazilian Real settling 9/02/11	38,123	24,190,016	24,382,399	(192,383)
Canadian Dollar settling 9/23/11	8,968	9,486,667	9,374,909	111,758
Euro settling 9/15/11	199,621	278,342,269	286,535,260	(8,192,991)
Morgan Stanley & Co., Inc.:
Australian Dollar settling 8/24/11	4,660	4,911,549	5,103,516	(191,967)
Brazilian Real settling 8/02/11	38,123	23,986,828	24,582,303	(595,475)
Euro settling 9/15/11	4,356	6,223,158	6,251,895	(28,737)
Japanese Yen settling 9/28/11	2,446,889	31,244,197	31,806,808	(562,611)
Royal Bank of Scotland:
Great British Pound settling 8/09/11	18,567	30,505,128	30,474,886	30,242
Hungarian Forint settling 8/19/11	2,557,737	13,826,351	13,599,251	227,100

				$(6,030,570)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	$646,000	5/31/16	1.94%	3 Month LIBOR	$(12,680,836)
JPMorgan Chase Bank	324,000	7/5/16	2.09%	3 Month LIBOR	(7,766,503)
JPMorgan Chase Bank	483,000	5/31/18	3 Month LIBOR	2.57%	11,735,616
JPMorgan Chase Bank	181,500	7/5/21	3 Month LIBOR	3.33%	7,109,191

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE, SOVEREIGN ISSUES, AND INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Liz Claiborne, Inc.,
5% 7/8/13, 12/20/13*+	(5.00)%	7.04%	$1,090	$40,135	$(21,800)	$18,335
The McClatchy Co.,
5.75% 9/1/17, 12/20/13*+	(5.00)	6.64	1,090	31,312	(40,875)	(9,563)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank:
Venezuela Government International Bond,
9.25% 9/15/27, 3/20/16*+	(5.00)%	9.41%		$24,500	$4,019,361	$(5,260,150)	$(1,240,789)
Goldman Sachs:
CDX NAHY-11 5 Yr Index,
12/20/13*	—	90.33		11,363	7,158,572	(6,341,870)	816,702
Health Management Associates, Inc.,
6.125% 4/15/16, 9/20/16*	(5.00)	2.84		5,050	(520,444)	514,752	(5,692)
Hellenic Republic Government
5.9% 10/22/22, 6/20/15*	(0.50)	19.66		7,800	445,544	—	445,544
JPMorgan Chase Bank:
MBIA, Inc.,
6.625% 10/1/28, 12/20/13*	(5.00)	7.66		2,180	107,369	(228,900)	(121,531)
Republic of Iceland
4.375% 3/10/14, 12/20/11*	(10.50)	2.09	EUR	2,750	(180,641)	—	(180,641)
Morgan Stanley Capital Services Inc.:
Vulcan Materials Company,
6.4% 11/30/17, 9/20/16*	(1.00)	4.20		$4,070	550,322	(422,859)	127,463
Sale Contracts
Bank of America:
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	7.48		4,500	(363,278)	303,750	(59,528)
Barclays Capital Inc.:
Alcatel-Lucent USA Inc.
6.5% 1/15/28, 6/20/16*+	5.00	4.47		5,000	136,431	(277,983)	(141,552)
Amkor Technology, Inc.
9.25% 6/01/16, 6/20/16*+	5.00	4.57		4,550	106,822	(172,964)	(66,142)
Cablevision Systems Corp.,
8% 4/15/12, 3/20/16*+	5.00	3.24		3,000	232,513	(297,151)	(64,638)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX NAIG-15 5 Year Index,
12/20/15*+	1.00%	4.69%	$3,000	$(404,538)	$389,838	$(14,700)
Community Health Systems,
8.875% 7/15/15, 6/20/16*+	5.00	5.86	4,650	(126,427)	151,125	24,698
Freescale Semiconductor, Inc.,
8.875% 12/15/14, 6/20/16*+	5.00	5.58	5,000	(83,274)	137,509	54,235
Levi Strauss & Co.,
8.875% 4/1/16, 3/20/16*+	5.00	4.90	1,500	14,761	(52,837)	(38,076)
NXP BV/NXP Funding LLC,
8.625% 10/15/15, 3/20/16*+	5.00	4.31	3,010	98,491	(178,018)	(79,527)
Rite Aid Corporation
7.7%, 2/15/27, 3/20/12*+	5.00	2.83	6,350	126,336	(82,488)	43,848
Citibank:
CDX NAHY-16 5 Yr Index,
6/20/16*+	5.00	4.95	130,000	1,002,733	(1,950,000)	(947,267)
Ford Motor Co.,
6.5% 8/1/18, 6/20/16*+	5.00	2.84	6,200	613,969	(593,109)	20,860
Goodyear Tire & Rubber Co.,
7% 3/15/28, 3/20/16*+	5.00	3.95	2,000	95,273	(49,310)	45,963
Credit Suisse International:
CDX NAHY-15 5 Year,
12/20/15*	5.00	8.01	15,675	(1,524,067)	1,618,444	94,377
CDX NAHY-15 5 Year,
12/20/15*	5.00	8.01	13,925	(1,355,850)	1,448,200	92,350
MGM Resorts International,
5.875%, 2/27/14, 3/20/16*	5.00	6.38	3,000	(133,016)	97,500	(35,516)
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	3.85	4,600	122,449	(115,000)	7,449
Wind Acquisition Finance S.A.,
5% 12/31/45, 6/20/16*	5.00	5.73	7,500	(166,040)	(354,015)	(520,055)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs:
CDX NAHY-15 3 Yr Index,
12/20/13*	5.00%	21.09%	$32,500	$(8,743,854)	$6,993,355	$(1,750,499)
CDX NAHY-16 5 Yr Index,
6/20/16*	5.00	4.95	16,400	126,499	(102,500)	23,999
CDX NAHY-16 5 Yr Index,
6/20/16*	5.00	4.95	16,400	126,499	(225,500)	(99,001)
CDX NAIG-15 5 Yr Index:
12/20/15*	1.00	4.69	5,600	(754,982)	745,500	(9,482)
Gazprom
8.625% 4/28/34, 11/20/11*	9.25	0.65	8,400	387,777	—	387,777
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00	5.95	6,000	(174,333)	255,000	80,667
Tenet Healthcare Corp.,
6.875% 11/15/31, 9/20/16*	5.00	5.64	6,470	(128,486)	194,100	65,614
VTB Bank
4.25% 2/15/16, 11/20/11*	11.50	1.05	4,400	249,002	—	249,002
Morgan Stanley Capital Services Inc.:
AK Steel Holding Corp.,
7.625% 5/15/20, 3/20/16*	5.00	4.54	3,000	71,392	(48,863)	22,529
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*	5.00	4.18	3,100	63,973	(69,750)	(5,777)
CDX NAHY-16 5 Yr Index,
6/20/16*	5.00	4.95	33,400	257,625	(313,125)	(55,500)
RSHB,
7.18% 5/16/13, 11/20/13*	9.75	1.81	5,400	1,071,834	—	1,071,834

*	Termination date
+	The fund held collateral received from the swap counterparty. The aggregate market value of these securities amounted to $6,439,557.

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity+	U.S. $ Value at July 31, 2011
Barclays Capital Inc.	653	USD	(1.50	)%*	12/30/11	$652,837
Barclays Capital Inc.	1,243	USD	(0.75	)%*	12/30/11	1,242,261
Barclays Capital Inc.	833	USD	(0.63	)%*	12/30/11	832,124
Barclays Capital Inc.	223	USD	(0.63	)%*	12/30/11	222,349
Barclays Capital Inc.	3,662	USD	(0.50	)%*	12/30/11	3,661,722
Barclays Capital Inc.	1,949	USD	(0.50	)%*	12/30/11	1,948,365

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity+	U.S. $ Value at July 31, 2011
Barclays Capital Inc.	1,090	EUR	(0.50	)%*	12/30/11	$1,564,638
Barclays Capital Inc.	4,652	USD	(0.25	)%*	12/30/11	4,651,871
Barclays Capital Inc.	2,856	USD	(0.25	)%*	12/30/11	2,855,742
Barclays Capital Inc.	2,708	USD	(0.25	)%*	12/30/11	2,706,996
Barclays Capital Inc.	1,614	USD	(0.25	)%*	12/30/11	1,613,410
Barclays Capital Inc.	1,049	USD	(0.25	)%*	12/30/11	1,048,648
Barclays Capital Inc.	654	USD	(0.25	)%*	12/30/11	653,663
Barclays Capital Inc.	621	USD	(0.25	)%*	12/30/11	620,853
Barclays Capital Inc.	589	USD	(0.25	)%*	12/30/11	588,390
Barclays Capital Inc.	4,004	USD	(0.13	)%*	12/30/11	4,003,684
Barclays Capital Inc.	4,657	USD	0.00%		12/30/11	4,656,719
Barclays Capital Inc.	2,210	USD	0.00%		12/30/11	2,210,250
Barclays Capital Inc.	2,018	USD	0.00%		12/30/11	2,017,500
Barclays Capital Inc.	2,005	USD	0.00%		12/30/11	2,004,500
Barclays Capital Inc.	1,767	USD	0.00%		12/30/11	1,766,975
Barclays Capital Inc.	1,388	USD	0.00%		12/30/11	1,388,070
Barclays Capital Inc.	805	USD	0.00%		12/30/11	805,000
ING Bank Amsterdam	557	USD	(1.00	)%*	12/30/11	557,128
ING Bank Amsterdam	484	USD	(1.00	)%*	12/30/11	483,199
ING Bank Amsterdam	1,083	USD	(0.75	)%*	12/30/11	1,082,252
ING Bank Amsterdam	3,087	USD	(0.50	)%*	12/30/11	3,086,030
ING Bank Amsterdam	2,516	USD	(0.50	)%*	12/30/11	2,515,227
ING Bank Amsterdam	1,435	USD	(0.50	)%*	12/30/11	1,433,400
ING Bank Amsterdam	1,142	USD	(0.50	)%*	12/30/11	1,141,669
ING Bank Amsterdam	720	USD	(0.50	)%*	12/30/11	719,123
ING Bank Amsterdam	646	USD	(0.50	)%*	12/30/11	645,373
ING Bank Amsterdam	308	USD	(0.50	)%*	12/30/11	307,837
ING Bank Amsterdam	149	USD	(0.50	)%*	12/30/11	148,602
ING Bank Amsterdam	3,871	USD	(0.38	)%*	12/30/11	3,868,945
ING Bank Amsterdam	1,164	USD	(0.38	)%*	12/30/11	1,162,664
ING Bank Amsterdam	1,101	USD	(0.38	)%*	12/30/11	1,101,112
ING Bank Amsterdam	1,060	USD	(0.38	)%*	12/30/11	1,059,625
ING Bank Amsterdam	776	USD	(0.38	)%*	12/30/11	775,366
ING Bank Amsterdam	538	USD	(0.38	)%*	12/31/11	537,188
ING Bank Amsterdam	3,057	USD	(0.25	)%*	12/30/11	3,056,898
ING Bank Amsterdam	1,582	USD	(0.25	)%*	12/30/11	1,581,393
ING Bank Amsterdam	978	USD	(0.25	)%*	12/30/11	977,785
ING Bank Amsterdam	860	USD	(0.25	)%*	12/30/11	859,727
ING Bank Amsterdam	4,464	USD	(0.10	)%*	12/30/11	4,463,431
ING Bank Amsterdam	3,822	USD	(0.10	)%*	12/30/11	3,821,798
ING Bank Amsterdam	239	USD	(0.10	)%*	12/30/11	238,955
ING Bank Amsterdam	4,583	USD	0.00%		12/30/11	4,582,695
ING Bank Amsterdam	2,596	USD	0.00%		12/30/11	2,596,125
ING Bank Amsterdam	2,584	USD	0.00%		12/30/11	2,583,710
ING Bank Amsterdam	2,130	USD	0.00%		12/30/11	2,130,000
ING Bank Amsterdam	1,594	USD	0.00%		12/30/11	1,593,900
ING Bank Amsterdam	1,522	USD	0.00%		12/30/11	1,521,720
ING Bank Amsterdam	1,060	USD	0.00%		12/30/11	1,060,000
ING Bank Amsterdam	1,013	USD	0.00%		12/30/11	1,012,605
ING Bank Amsterdam	1,967	USD	0.00%		12/31/11	1,966,500
JPMorgan Chase Bank	316	USD	0.00%		8/02/11	315,900
JPMorgan Chase Bank	3,002	USD	0.00%		12/30/11	3,002,125
JPMorgan Chase Bank	2,573	USD	0.00%		12/30/11	2,573,400
JPMorgan Chase Bank	1,117	USD	0.00%		12/30/11	1,116,941
Nomura International	54	EUR	(0.30	)%*	12/30/11	77,229
Nomura International	627	USD	0.00%		12/31/11	626,796
Schroders & Co. Inc.	4,275	USD	0.00%		12/30/11	4,275,000
Schroders & Co. Inc.	3,758	USD	0.00%		12/30/11	3,758,200

						$114,134,140

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2011
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $111,488,637.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate market value of these securities amounted to $1,181,055,105 or 35.5% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2011.
(d)	Pay-In-Kind Payments (PIK).
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Fair valued.
(h)	Variable rate coupon, rate shown as of July 31, 2011.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2011.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of July 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
American Media, Inc.	3/04/09	$230,000	$0	0.00%
European Media Capital SA
10.00%, 2/01/15	8/18/10	660,391	483,000	0.01%

(k)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized loss of these unfunded loan commitments amounted to $7,205,040 and $147,917, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(l)	Non-income producing security.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $218,333,661 and gross unrealized depreciation of investments was $(45,394,778), resulting in net unrealized appreciation of $172,938,883.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP		Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
UAH	-	Ukrainian Hryvnia
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages

CDA	-	Community Development Authority
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
GO	-	General Obligation
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein High Income Fund

Portfolio Summary

July 31, 2011 (unaudited)

Country Breakdown*

54.2%	United States
3.2%	Brazil
2.9%	Russia
2.5%	United Kingdom
1.8%	South Africa
1.8%	Argentina
1.3%	Netherlands
1.1%	Canada
1.0%	Luxembourg
1.0%	Kazakhstan
1.0%	Colombia
0.9%	Ireland
0.9%	Germany
15.2%	Other
11.2%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Cayman Islands, Chile, China, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Dominican Republic, Egypt, El Salvador, France, Gabon, Ghana, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Israel, Italy, Jamaica, Japan, Lithuania, Mexico, New Zealand, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Singapore, Spain, Supranational, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates, Uruguay and Venezuela.

AllianceBernstein High Income Fund

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities	Level 1			Level 2		Level 3		Total
Corporates - Non-Investment Grades	$	– 0	–	$1,630,420,189		$3,735,357		$1,634,155,546
Corporates - Investment Grades		– 0	–	332,166,247		– 0	–	332,166,247
Emerging Markets - Sovereigns		– 0	–	169,265,800		– 0	–	169,265,800
Emerging Markets - Corporate Bonds		– 0	–	164,396,365		483,000		164,879,365
Governments - Treasuries		– 0	–	136,123,120		– 0	–	136,123,120
CMOs		– 0	–	– 0	–	96,855,030		96,855,030
Commercial Mortgage-Backed Securities		– 0	–	15,912,811		78,659,193		94,572,004
Quasi-Sovereigns		– 0	–	82,858,584		– 0	–	82,858,584
Local Governments - Municipal Bonds		– 0	–	66,215,678		– 0	–	66,215,678
Governments - Sovereign Bonds		– 0	–	65,683,079		– 0	–	65,683,079
Bank Loans		– 0	–	– 0	–	64,963,096		64,963,096
Emerging Markets - Treasuries		– 0	–	32,431,170		20,166,920		52,598,090
Preferred Stocks		27,606,886		8,354,602		– 0	–	35,961,488
Asset-Backed Securities		– 0	–	– 0	–	25,558,282		25,558,282
Supranationals		– 0	–	1,942,688		8,753,546		10,696,234
Local Governments - Regional Bonds		– 0	–	9,144,519		– 0	–	9,144,519
Inflation-Linked Securities		– 0	–	2,922,776		– 0	–	2,922,776
Governments - Sovereign Agencies		– 0	–	2,606,633		– 0	–	2,606,633
Common Stocks		29,070		– 0	–	1,159,741		1,188,811
Warrants		– 0	–	– 0	–	580,957		580,957
Short-Term Investments		386,038,290		– 0	–	– 0	–	386,038,290

Total Investments in Securities		413,674,246		2,720,444,261		300,915,122		3,435,033,629
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	3,693,246		– 0	–	3,693,246
Interest Rate Swaps		– 0	–	18,844,807		– 0	–	18,844,807
Forward Currency Exchange Contracts		– 0	–	4,689,198		– 0	–	4,689,198
Liabilities
Credit Default Swaps		– 0	–	(5,445,476)		– 0	–	(5,445,476)
Interest Rate Swaps		– 0	–	(20,447,339)		– 0	–	(20,447,339)
Forward Currency Exchange Contracts		– 0	–	(10,719,768)		– 0	–	(10,719,768)

Total		$413,674,246		$2,711,058,929		$300,915,122		$3,425,648,297

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Non Investment Grades		Corporates - Investment Grades			Emerging Markets - Sovereigns			Emerging Markets - Corporate Bonds
Balance as of 10/31/10	$33,708,344			$4,535,572			$11,818,976		$1,443,000
Accrued discounts/ (premiums)	(201,588)			67,120			199,866		1,506
Realized gain (loss)	63,485			(22,322)			789,984		– 0	–
Change in unrealized appreciation/depreciation	46,174			353,803			(1,096,814)		(47,006)
Purchases	5,167,780			– 0	–		– 0	–	– 0	–
Sales	(7,651,761)			(282,847)			(8,959,318)		– 0	–
Reclassification	(483,000)			– 0	–		– 0	–	483,000
Transfers into level 3	– 0	–		– 0	–		– 0	–	– 0	–
Transfers out of level 3	(26,914,077)			(4,651,326)			(2,752,694)		(1,397,500)

Balance as of 07/31/11	$3,735,357		$	– 0	–	$	– 0	–	$483,000

Net change in unrealized appreciation/depreciation from investments held as of 07/31/11	$164,299		$	– 0	–	$	– 0	–	$355,922

	CMOs		Commercial Mortgage-Backed Securities			Bank Loans			Emerging Markets - Treasuries
Balance as of 10/31/10	$53,856,828			$69,761,354			$42,646,923		$ – 0	–
Accrued discounts/ (premiums)	963,184			298,025			497,045		(16,389)
Realized gain (loss)	2,715,504			5,377,477			623,210		– 0	–
Change in unrealized appreciation/depreciation	(4,558,443)			(3,027,481)			59,526		(800,355)
Purchases	53,628,298			23,389,008			46,070,178		20,983,664
Sales	(9,750,341)			(22,244,710)			(24,933,786)		– 0	–
Reclassification	– 0	–		– 0	–		– 0	–	– 0	–
Transfers into level 3	– 0	–		5,105,520			– 0	–	– 0	–
Transfers out of level 3	– 0	–		– 0	–		– 0	–	– 0	–

Balance as of 07/31/11	$96,855,030			$78,659,193			$64,963,096		$20,166,920

Net change in unrealized appreciation/depreciation from investments held as of 07/31/11	$(3,355,954)			$1,151,476			$(39,502)		$(800,355)

	Asset-Backed Securities		Supranationals		Local Governments - Regional Bonds			Common Stocks
Balance as of 10/31/10	$31,179,732		$8,111,718			$5,208,252		$197,937
Accrued discounts/ (premiums)	343,986		319,619			6,079		– 0	–
Realized gain (loss)	660,884		– 0	–		– 0	–	343,485
Change in unrealized appreciation/depreciation	(1,870,794)		322,209			(507,112)		(225,969)
Purchases	2,902,382		– 0	–		– 0	–	1,187,773
Sales	(7,657,908)		– 0	–		– 0	–	(343,485)
Reclassification	– 0	–	– 0	–		– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–		(4,707,219)		– 0	–

Balance as of 07/31/11	$25,558,282		$8,753,546		$	– 0	–	$1,159,741

Net change in unrealized appreciation/depreciation from investments held as of 07/31/11	$(1,493,141)		$322,209		$	– 0	–	$(225,969)

	Warrants		Total
Balance as of 10/31/10	$30,110		$262,498,746
Accrued discounts/ (premiums)	– 0	–	2,478,453
Realized gain (loss)	(1,748,805)		8,802,902
Change in unrealized appreciation/depreciation	1,790,088		(9,562,174)
Purchases	– 0	–	153,329,083
Sales	(71,393)		(81,895,549)
Reclassification	– 0	–	– 0	–
Transfers into level 3	580,957		5,686,477
Transfers out of level 3	– 0	–	(40,422,816)

Balance as of 07/31/11	$580,957		$300,915,122

Net change in unrealized appreciation/depreciation from investments held as of 07/31/11	$580,957		$(3,340,058)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2011